ANNUAL REPORT
PHOENIX LIFE VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2016

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Anchor Series Trust Capital Appreciation Portfolio – Class 1		Anchor Series Trust Government and Quality Bond Portfolio – Class 1		Anchor Series Trust Growth and Income Portfolio – Class 1
Assets:
Investments at fair value	$ 5,995,953		$ 2,982,258		$ 331,520		$ 373,454
Total assets	$ 5,995,953		$ 2,982,258		$ 331,520		$ 373,454
Total net assets	$ 5,995,953		$ 2,982,258		$ 331,520		$ 373,454
Units outstanding	3,207,853		12,096		5,373		5,017
Investment shares held	89,345		78,171		22,276		29,530
Investments at cost	$ 4,427,982		$ 2,669,726		$ 325,904		$ 368,741
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.79	88,677	$ -	-	$ -	-	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.76	329,333	$ -	-	$ -	-	$ -	-
Unit value (years 16+)	$ 1.82	620,683	$ -	-	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.81	1,069,364	$ -	-	$ -	-	$ -	-
Unit value (years 16+)	$ 1.87	1,052,491	$ -	-	$ -	-	$ -	-
ICAP+	$ -	-	$ 246.21	11,781	$ 61.81	5,346	$ 74.33	4,590
The Phoenix Edge® – SPVL	$ 2.68	47,305	$ -	-	$ -	-	$ -	-
RSVP Variable Life	$ -	-	$ 259.51	315	$ 41.95	27	$ 75.65	427

	Anchor Series Trust Growth Portfolio – Class 1		Anchor Series Trust Multi-Asset Portfolio – Class 1		Anchor Series Trust Natural Resources Portfolio – Class 1		Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1
Assets:
Investments at fair value	$ 1,816,303		$ 1,302,539		$ 205,308		$ 1,650,225
Total assets	$ 1,816,303		$ 1,302,539		$ 205,308		$ 1,650,225
Total net assets	$ 1,816,303		$ 1,302,539		$ 205,308		$ 1,650,225
Units outstanding	10,650		20,470		2,590		22,385
Investment shares held	69,127		208,475		11,209		235,225
Investments at cost	$ 1,833,895		$ 2,038,330		$ 255,712		$ 2,085,793
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
ICAP+	$ 172.02	10,385	$ 63.66	19,687	$ 79.90	2,255	$ 73.66	21,846
RSVP Variable Life	$ 112.39	265	$ 62.95	783	$ 75.02	335	$ 76.34	539
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A		Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
Assets:
Investments at fair value	$ 3,629,354		$ 28,481,712		$ 1,829,845		$ 15,544,778
Total assets	$ 3,629,354		$ 28,481,712		$ 1,829,845		$ 15,544,778
Total net assets	$ 3,629,354		$ 28,481,712		$ 1,829,845		$ 15,544,778
Units outstanding	1,618,173		11,419,688		872,728		8,535,474
Investment shares held	34,204		1,454,633		109,049		1,442,002
Investments at cost	$ 2,834,386		$ 21,377,451		$ 1,529,452		$ 16,224,467
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.36	126,808	$ 2.71	2,221,098	$ 2.21	54,674	$ 1.89	193,652
Estate Edge® Unit value (years 1-15)	$ 2.20	157,914	$ 2.40	986,756	$ 2.06	173,065	$ 1.78	871,548
Unit value (years 16+)	$ 2.27	245,572	$ 2.47	2,320,138	$ 2.12	240,932	$ 1.84	1,328,004
Estate Strategies	$ 2.28	101,089	$ 2.55	48,539	$ -	-	$ 1.67	7,043
Executive Benefit VUL	$ -	-	$ 2.71	213,102	$ -	-	$ 1.78	22,698
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.20	608,999	$ 2.40	3,671,851	$ 2.06	259,945	$ 1.80	3,462,202
Unit value (years 16+)	$ 2.27	373,397	$ 2.47	1,744,294	$ 2.12	141,083	$ 1.86	2,170,942
Phoenix Benefit Choice VULSM	$ 2.36	3,293	$ 1.83	9,413	$ -	-	$ 1.33	16,112
The Phoenix Edge®	$ -	-	$ 2.51	142,178	$ -	-	$ 1.67	28,352
The Phoenix Edge® – SPVL	$ 2.36	1,101	$ 2.71	62,319	$ 2.21	3,029	$ 1.82	434,921
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Assets:
Investments at fair value	$ 30,428,628		$ 5,993,354		$ 33,625,893		$ 8,438,803
Total assets	$ 30,428,628		$ 5,993,354		$ 33,625,893		$ 8,438,803
Total net assets	$ 30,428,628		$ 5,993,354		$ 33,625,893		$ 8,438,803
Units outstanding	31,461,998		2,327,425		13,394,402		5,187,562
Investment shares held	30,428,628		876,221		1,017,733		272,219
Investments at cost	$ 30,428,628		$ 6,327,521		$ 28,324,934		$ 5,277,926
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.00	401,578	$ 3.08	119,004	$ 3.11	480,186	$ 2.35	74,872
Estate Edge® Unit value (years 1-15)	$ 0.95	2,272,365	$ 2.49	334,142	$ 2.40	787,524	$ 1.59	248,916
Unit value (years 16+)	$ 0.98	10,636,212	$ 2.57	403,734	$ 2.47	2,555,636	$ 1.64	338,406
Estate Strategies	$ -	-	$ 2.90	1,276	$ 3.08	44,588	$ -	-
Executive Benefit VUL	$ 1.00	1,111,299	$ -	-	$ 3.30	169,949	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 0.95	8,493,257	$ 2.48	704,663	$ 2.43	4,728,700	$ 1.59	3,516,335
Unit value (years 16+)	$ 0.98	7,626,541	$ 2.56	639,211	$ 2.51	4,425,842	$ 1.64	863,513
Phoenix Benefit Choice VULSM	$ 1.00	5,096	$ -	-	$ 1.67	21,423	$ 1.67	10,698
Phoenix Joint Edge® VUL	$ 1.00	4,506	$ 1.97	2,807	$ 1.94	4,259	$ 1.98	6,696
The Phoenix Edge®	$ 0.97	210,712	$ 2.65	10,275	$ 2.86	57,615	$ 1.95	10,991
The Phoenix Edge® – SPVL	$ 1.00	700,432	$ 2.92	112,313	$ 3.28	118,680	$ 2.35	117,135
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 9,560,776		$ 8,284,556		$ 4,197,731		$ 16,309,412
Total assets	$ 9,560,776		$ 8,284,556		$ 4,197,731		$ 16,309,412
Total net assets	$ 9,560,776		$ 8,284,556		$ 4,197,731		$ 16,309,412
Units outstanding	6,990,277		5,580,926		2,475,493		5,649,298
Investment shares held	161,773		662,764		272,934		812,222
Investments at cost	$ 6,896,241		$ 8,504,506		$ 4,342,193		$ 14,392,360
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.70	189,174	$ 1.54	463,202	$ 1.82	13,631	$ 2.50	368,491
Estate Edge® Unit value (years 1-15)	$ 1.30	496,834	$ 1.42	359,978	$ 1.67	232,526	$ 2.92	421,827
Unit value (years 16+)	$ 1.34	1,258,907	$ 1.47	648,375	$ 1.72	456,642	$ 3.01	972,020
Estate Strategies	$ 1.87	68,874	$ -	-	$ -	-	$ -	-
Executive Benefit VUL	$ -	-	$ 1.54	2,030,510	$ -	-	$ 2.50	70,080
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.33	2,883,621	$ 1.42	1,485,549	$ 1.67	1,139,733	$ 2.88	2,052,801
Unit value (years 16+)	$ 1.38	1,943,459	$ 1.47	486,933	$ 1.72	525,153	$ 2.97	1,520,770
Phoenix Benefit Choice VULSM	$ 1.60	1,449	$ 1.48	12,393	$ 1.58	2,387	$ 1.51	2,372
Phoenix Joint Edge® VUL	$ -	-	$ 1.49	4,197	$ 1.68	23,899	$ 1.77	20,380
The Phoenix Edge®	$ 1.64	32,213	$ -	-	$ 1.73	47,605	$ 2.73	14,008
The Phoenix Edge® – SPVL	$ 1.72	115,746	$ 1.54	89,789	$ 1.82	33,917	$ 2.58	206,549
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares
Assets:
Investments at fair value	$ 207,280		$ 5,151,868		$ 1,184,240		$ 1,846,054
Total assets	$ 207,280		$ 5,151,868		$ 1,184,240		$ 1,846,054
Total net assets	$ 207,280		$ 5,151,868		$ 1,184,240		$ 1,846,054
Units outstanding	113,317		3,290,533		656,938		986,201
Investment shares held	13,486		96,153		34,246		104,415
Investments at cost	$ 150,737		$ 4,030,337		$ 1,003,471		$ 1,692,910
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ 1.61	101,492	$ 1.92	51,429	$ 2.00	25,312
Estate Edge® Unit value (years 1-15)	$ -	-	$ 1.55	350,406	$ 1.76	64,362	$ 1.83	1,598
Unit value (years 16+)	$ 1.86	3,328	$ 1.59	292,078	$ 1.82	72,211	$ 1.89	263,507
Estate Strategies	$ -	-	$ 1.58	76,575	$ -	-	$ -	-
Executive Benefit VUL	$ -	-	$ 1.61	232,537	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.81	79,185	$ 1.55	1,639,298	$ 1.76	284,881	$ 1.83	418,046
Unit value (years 16+)	$ 1.86	26,169	$ 1.59	517,127	$ 1.82	162,229	$ 1.89	263,496
Phoenix Benefit Choice VULSM	$ -	-	$ 1.61	829	$ -	-	$ -	-
The Phoenix Edge®	$ -	-	$ -	-	$ -	-	$ 1.90	10,414
The Phoenix Edge® – SPVL	$ 2.01	4,635	$ 1.61	80,191	$ 1.92	21,826	$ 2.00	3,828
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 2,026,408		$ 854,707		$ 3,433,758		$ 12,761,786
Total assets	$ 2,026,408		$ 854,707		$ 3,433,758		$ 12,761,786
Total net assets	$ 2,026,408		$ 854,707		$ 3,433,758		$ 12,761,786
Units outstanding	1,017,870		382,091		1,693,783		6,891,215
Investment shares held	157,452		105,650		287,584		347,543
Investments at cost	$ 2,131,626		$ 1,264,027		$ 3,414,489		$ 10,067,651
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.16	23,763	$ -	-	$ 2.18	108,464	$ 2.00	340,131
Estate Edge® Unit value (years 1-15)	$ 1.96	93,321	$ 2.21	75,580	$ 1.98	213,972	$ 1.82	447,286
Unit value (years 16+)	$ 2.02	272,589	$ 2.28	107,239	$ 2.05	338,251	$ 1.88	870,199
Estate Strategies	$ 2.05	3,381	$ 2.31	414	$ 2.08	7,110	$ 1.91	7,162
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.96	476,766	$ 2.21	159,708	$ 1.98	557,198	$ 1.82	3,533,813
Unit value (years 16+)	$ 2.02	125,119	$ 2.28	32,469	$ 2.05	445,048	$ 1.88	1,418,757
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ 1.83	8,363	$ 1.56	13,324
The Phoenix Edge® – SPVL	$ 2.16	22,931	$ 2.42	6,681	$ 2.18	15,377	$ 2.00	260,543
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 5,597,712		$ 2,739,496		$ 6,531,578		$ 5,717,338
Total assets	$ 5,597,712		$ 2,739,496		$ 6,531,578		$ 5,717,338
Total net assets	$ 5,597,712		$ 2,739,496		$ 6,531,578		$ 5,717,338
Units outstanding	2,834,035		1,865,776		4,836,217		4,010,433
Investment shares held	219,346		236,981		600,329		525,008
Investments at cost	$ 4,806,969		$ 2,413,575		$ 6,300,158		$ 5,284,041
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.12	125,344	$ 1.52	317,455	$ -	-	$ 1.48	191,614
Estate Edge® Unit value (years 1-15)	$ 1.93	237,785	$ 1.44	194,054	$ 1.33	23,051	$ 1.41	271,939
Unit value (years 16+)	$ 2.00	677,632	$ 1.49	206,265	$ 1.37	1,752,320	$ 1.45	623,519
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.93	1,169,958	$ 1.44	870,926	$ 1.33	2,575,568	$ 1.41	2,092,377
Unit value (years 16+)	$ 2.00	516,933	$ 1.49	267,622	$ 1.37	444,693	$ 1.45	817,482
Phoenix Benefit Choice VULSM	$ 1.73	809	$ -	-	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ 2.05	1,395	$ -	-	$ -	-	$ -	-
The Phoenix Edge®	$ 2.00	9,712	$ -	-	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 2.12	94,467	$ 1.52	9,454	$ 1.40	40,585	$ 1.48	13,502
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA- Service Shares
Assets:
Investments at fair value	$ 3,745,496		$ 2,883,078		$ 316,428		$ 1,503,861
Total assets	$ 3,745,496		$ 2,883,078		$ 316,428		$ 1,503,861
Total net assets	$ 3,745,496		$ 2,883,078		$ 316,428		$ 1,503,861
Units outstanding	3,032,853		1,657,609		314,949		948,612
Investment shares held	357,395		197,878		14,982		31,508
Investments at cost	$ 3,858,113		$ 3,507,619		$ 325,431		$ 1,561,180
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.28	26,496	$ 1.87	6,454	$ -	-	$ 1.68	1,897
Estate Edge® Unit value (years 1-15)	$ 1.22	256,908	$ 1.72	86,755	$ 1.00	11,103	$ 1.54	133,965
Unit value (years 16+)	$ 1.26	295,773	$ 1.77	90,632	$ 1.01	56,872	$ 1.59	390,313
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.22	1,596,805	$ 1.72	1,149,304	$ 1.00	177,462	$ 1.54	217,693
Unit value (years 16+)	$ 1.26	835,507	$ 1.77	178,390	$ 1.01	60,642	$ 1.59	88,615
Phoenix Benefit Choice VULSM	$ -	-	$ 1.67	7,575	$ 1.01	1,290	$ -	-
Phoenix Joint Edge® VUL	$ -	-	$ 1.82	7,297	$ 1.01	2,695	$ -	-
The Phoenix Edge®	$ -	-	$ -	-	$ 1.01	433	$ -	-
The Phoenix Edge® – SPVL	$ 1.28	21,364	$ 1.87	131,202	$ 1.01	4,452	$ 1.68	116,129
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 1,656,046		$ 3,541,661		$ 1,986,175		$ 1,723,788
Total assets	$ 1,656,046		$ 3,541,661		$ 1,986,175		$ 1,723,788
Total net assets	$ 1,656,046		$ 3,541,661		$ 1,986,175		$ 1,723,788
Units outstanding	1,086,949		1,841,015		3,179,197		1,184,785
Investment shares held	47,807		149,123		249,833		140,488
Investments at cost	$ 1,729,072		$ 2,941,721		$ 3,919,962		$ 1,803,693
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.62	31,457	$ 2.07	2,317	$ 0.67	38,460	$ 1.55	27,789
Estate Edge® Unit value (years 1-15)	$ 1.49	20,470	$ 1.90	103,698	$ 0.62	96,156	$ 1.42	25,720
Unit value (years 16+)	$ 1.54	219,734	$ 1.96	361,460	$ 0.64	576,022	$ 1.47	420,360
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.49	388,693	$ 1.90	1,024,613	$ 0.62	1,929,963	$ 1.42	394,129
Unit value (years 16+)	$ 1.54	411,707	$ 1.96	296,783	$ 0.64	463,888	$ 1.47	308,276
Phoenix Benefit Choice VULSM	$ -	-	$ 2.07	6,105	$ 0.59	12,321	$ 1.39	8,511
Phoenix Joint Edge® VUL	$ -	-	$ 2.31	2,897	$ 0.48	10,658	$ -	-
The Phoenix Edge®	$ 1.54	14,888	$ 1.96	319	$ 0.64	18,540	$ -	-
The Phoenix Edge® – SPVL	$ -	-	$ 2.07	42,823	$ 0.67	33,189	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund		Sentinel Variable Products Balanced Fund
Assets:
Investments at fair value	$ 6,652,164		$ 27,205		$ 133,022		$ 817,053
Total assets	$ 6,652,164		$ 27,205		$ 133,022		$ 817,053
Total net assets	$ 6,652,164		$ 27,205		$ 133,022		$ 817,053
Units outstanding	4,079,471		80,518		46,326		512,125
Investment shares held	625,204		262		1,485		62,754
Investments at cost	$ 6,762,398		$ 65,017		$ 53,542		$ 802,882
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.74	173,511	$ 0.36	14,711	$ -	-	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.59	307,494	$ -	-	$ -	-	$ 1.57	21,719
Unit value (years 16+)	$ 1.64	1,379,514	$ 0.34	13,671	$ -	-	$ 1.62	31,784
Executive Benefit VUL	$ 1.74	23,240	$ -	-	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.59	1,231,851	$ 0.33	32,714	$ 2.86	42,584	$ 1.57	206,600
Unit value (years 16+)	$ 1.64	884,614	$ 0.34	19,422	$ 2.96	3,742	$ 1.62	252,022
Phoenix Benefit Choice VULSM	$ 1.56	3,326	$ -	-	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 1.74	75,921	$ -	-	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 2
Assets:
Investments at fair value	$ 1,528,352		$ 5,946,006		$ 3,051,368		$ 3,595,951
Total assets	$ 1,528,352		$ 5,946,006		$ 3,051,368		$ 3,595,951
Total net assets	$ 1,528,352		$ 5,946,006		$ 3,051,368		$ 3,595,951
Units outstanding	1,094,594		3,259,481		1,532,501		1,283,408
Investment shares held	165,049		383,119		224,696		488,580
Investments at cost	$ 1,663,796		$ 5,599,249		$ 2,982,118		$ 4,423,586
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ 1.94	49,789	$ 2.10	63,258	$ 2.93	50,818
Estate Edge® Unit value (years 1-15)	$ 1.38	92,127	$ 1.80	142,617	$ 1.95	111,918	$ 2.76	53,298
Unit value (years 16+)	$ 1.42	93,903	$ 1.85	429,731	$ 2.02	297,662	$ 2.84	366,791
Estate Strategies	$ -	-	$ 1.87	66,241	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.38	630,171	$ 1.80	1,881,923	$ 1.95	615,690	$ 2.75	452,237
Unit value (years 16+)	$ 1.42	217,344	$ 1.85	555,254	$ 2.02	414,378	$ 2.84	340,953
Phoenix Benefit Choice VULSM	$ 1.46	15,686	$ 1.92	19,010	$ 2.09	2,359	$ 0.79	5,601
Phoenix Joint Edge® VUL	$ 1.44	4,146	$ 2.04	13,560	$ 2.31	1,843	$ -	-
The Phoenix Edge®	$ -	-	$ -	-	$ -	-	$ 2.80	5,935
The Phoenix Edge® – SPVL	$ 1.49	41,217	$ 1.94	101,356	$ 2.10	25,393	$ 2.93	7,775
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares		Virtus Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$ 8,849,848		$ 8,465,840		$ 96,853,195		$ 46,088,765
Total assets	$ 8,849,848		$ 8,465,840		$ 96,853,195		$ 46,088,765
Total net assets	$ 8,849,848		$ 8,465,840		$ 96,853,195		$ 46,088,765
Units outstanding	4,871,012		3,575,117		16,929,745		21,001,530
Investment shares held	650,246		617,945		4,020,473		3,850,356
Investments at cost	$ 9,084,418		$ 7,599,421		$ 74,211,067		$ 53,116,481
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.78	211,771	$ 2.01	145,860	$ 1.56	270,061	$ 2.02	713,966
Estate Edge® Unit value (years 1-15)	$ 1.71	523,694	$ 2.42	163,317	$ 5.82	138,413	$ 2.09	1,412,458
Unit value (years 16+)	$ 1.77	1,119,001	$ 2.50	419,507	$ 6.00	1,615,337	$ 2.16	4,904,869
Estate Strategies	$ 1.75	7,567	$ 1.88	1,410	$ -	-	$ 1.89	15,300
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.84	1,817,115	$ 2.37	1,571,314	$ 5.82	9,094,088	$ 2.19	6,100,299
Unit value (years 16+)	$ 1.90	1,123,999	$ 2.45	1,058,473	$ 6.01	5,242,096	$ 2.26	7,478,578
Phoenix Benefit Choice VULSM	$ 1.05	10,726	$ 1.20	5,193	$ 1.53	8,487	$ -	-
Phoenix Joint Edge® VUL	$ 1.19	4,642	$ 1.42	25,588	$ -	-	$ 1.71	5,031
The Phoenix Edge®	$ -	-	$ 1.85	7,686	$ 6.36	169,261	$ 2.14	39,215
The Phoenix Edge® – SPVL	$ 1.78	52,497	$ 1.99	176,769	$ 1.06	392,002	$ 2.22	331,814
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$ 35,077,943		$ 29,655,992		$ 21,374,271		$ 31,046,924
Total assets	$ 35,077,943		$ 29,655,992		$ 21,374,271		$ 31,046,924
Total net assets	$ 35,077,943		$ 29,655,992		$ 21,374,271		$ 31,046,924
Units outstanding	9,431,886		5,239,154		2,593,713		7,191,038
Investment shares held	3,203,465		3,244,638		1,052,401		1,436,692
Investments at cost	$ 45,613,414		$ 30,533,999		$ 23,390,399		$ 26,422,453
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.81	313,064	$ 2.73	347,098	$ 6.01	155,083	$ 4.74	143,694
Estate Edge® Unit value (years 1-15)	$ 3.81	370,633	$ 5.98	328,471	$ 8.44	191,796	$ 4.22	476,464
Unit value (years 16+)	$ 3.93	1,332,147	$ 6.18	1,196,749	$ 8.71	454,093	$ 4.36	1,393,011
Estate Strategies	$ 2.00	1,396	$ 2.57	7,484	$ 5.27	29,078	$ 4.48	26,419
Executive Benefit VUL	$ -	-	$ -	-	$ 5.61	38,400	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 3.81	5,043,883	$ 5.98	1,926,309	$ 8.44	991,400	$ 4.22	2,133,135
Unit value (years 16+)	$ 3.93	2,020,436	$ 6.17	1,028,364	$ 8.71	653,064	$ 4.36	2,972,927
Phoenix Benefit Choice VULSM	$ 1.00	41,233	$ 1.75	12,632	$ 1.84	14,291	$ 1.87	8,913
Phoenix Joint Edge® VUL	$ 1.07	17,392	$ 1.78	9,274	$ 1.99	4,435	$ -	-
The Phoenix Edge®	$ 4.13	46,825	$ 7.07	78,210	$ 8.99	12,331	$ 4.41	1,564
The Phoenix Edge® – SPVL	$ 1.74	244,877	$ 2.85	304,563	$ 5.92	49,742	$ 4.74	34,911
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select
Assets:
Investments at fair value	$ 29,780,428		$ 33,879,246		$ 24,355,136		$ 8,024,343
Total assets	$ 29,780,428		$ 33,879,246		$ 24,355,136		$ 8,024,343
Total net assets	$ 29,780,428		$ 33,879,246		$ 24,355,136		$ 8,024,343
Units outstanding	7,720,900		5,104,155		4,817,864		1,805,250
Investment shares held	1,784,328		3,113,901		1,030,251		420,123
Investments at cost	$ 25,991,289		$ 42,180,076		$ 27,149,087		$ 8,833,715
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 3.82	224,294	$ 2.08	30,423	$ 2.97	77,321	$ 3.74	149,014
Estate Edge® Unit value (years 1-15)	$ 3.60	774,744	$ 6.70	53,001	$ 5.10	103,544	$ 3.93	117,470
Unit value (years 16+)	$ 3.72	1,167,101	$ 6.91	690,477	$ 5.26	587,839	$ 4.06	302,263
Estate Strategies	$ 3.54	33,660	$ 1.93	2,021	$ 3.18	289	$ 3.51	5,785
Executive Benefit VUL	$ 3.76	62,787	$ 2.08	58,657	$ 3.38	47,427	$ 3.89	216,065
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 3.90	3,174,878	$ 6.70	3,132,352	$ 5.10	2,154,635	$ 4.95	472,723
Unit value (years 16+)	$ 4.02	1,960,360	$ 6.91	938,876	$ 5.26	1,662,685	$ 5.11	416,175
Phoenix Benefit Choice VULSM	$ 1.77	20,348	$ 1.49	13,921	$ 1.20	10,726	$ -	-
Phoenix Joint Edge® VUL	$ 2.00	3,598	$ -	-	$ 1.43	2,973	$ 1.86	1,533
The Phoenix Edge®	$ 3.48	5,395	$ 7.37	132,257	$ 5.41	31,534	$ 3.46	55,644
The Phoenix Edge® – SPVL	$ 3.76	293,735	$ 2.07	52,170	$ 3.07	138,891	$ 3.75	68,578
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Wanger USA
Assets:
Investments at fair value	$ 39,114,400
Total assets	$ 39,114,400
Total net assets	$ 39,114,400
Units outstanding	7,029,366
Investment shares held	1,474,346
Investments at cost	$ 41,787,946
	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 4.09	97,797
Estate Edge® Unit value (years 1-15)	$ 5.51	125,905
Unit value (years 16+)	$ 5.68	1,124,332
Estate Strategies	$ 3.31	286
Executive Benefit VUL	$ 3.52	39,024
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 5.51	2,229,844
Unit value (years 16+)	$ 5.69	3,155,146
Phoenix Benefit Choice VULSM	$ 1.96	1,978
The Phoenix Edge®	$ 5.76	133,127
The Phoenix Edge® – SPVL	$ 4.07	121,927
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Anchor Series Trust Capital Appreciation Portfolio – Class 1	Anchor Series Trust Government and Quality Bond Portfolio – Class 1	Anchor Series Trust Growth and Income Portfolio – Class 1
Income:
Dividends	$ 11,370	$ -	$ 4,776	$ 2,827
Expenses:
Mortality and expense fees	33,977	7,652	872	993
Administrative fees	-	5,736	692	645
Net investment income (loss)	(22,607)	(13,388)	3,212	1,189
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	907,425	1,527	(350)	118
Realized gain distributions	47,130	376,941	2,302	16,375
Realized gain (loss)	954,555	378,468	1,952	16,493
Change in unrealized appreciation (depreciation) during the year	(951,116)	(325,666)	(839)	5,468
Net increase (decrease) in net assets from operations	$ (19,168)	$ 39,414	$ 4,325	$ 23,150

	Anchor Series Trust Growth Portfolio – Class 1	Anchor Series Trust Multi-Asset Portfolio – Class 1	Anchor Series Trust Natural Resources Portfolio – Class 1	Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1
Income:
Dividends	$ 18,129	$ 42,720	$ 7,935	$ 30,519
Expenses:
Mortality and expense fees	4,501	3,345	545	4,212
Administrative fees	3,464	2,443	330	3,174
Net investment income (loss)	10,164	36,932	7,060	23,133
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,452	170	(34,216)	(2,361)
Realized gain distributions	122,233	116,378	-	120,638
Realized gain (loss)	126,685	116,548	(34,216)	118,277
Change in unrealized appreciation (depreciation) during the year	(18,060)	(78,886)	72,541	(123,062)
Net increase (decrease) in net assets from operations	$ 118,789	$ 74,594	$ 45,385	$ 18,348

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II
Income:
Dividends	$ 14,678	$ 526,531	$ 16,096	$ 416,422
Expenses:
Mortality and expense fees	16,526	118,182	9,306	88,104
Administrative fees	-	-	-	-
Net investment income (loss)	(1,848)	408,349	6,790	328,318
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	21,725	6,081,308	(10,169)	(124,239)
Realized gain distributions	116,144	1,963,778	111,758	-
Realized gain (loss)	137,869	8,045,086	101,589	(124,239)
Change in unrealized appreciation (depreciation) during the year	423,595	(5,459,833)	191,418	(9,871)
Net increase (decrease) in net assets from operations	$ 559,616	$ 2,993,602	$ 299,797	$ 194,208

	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Income:
Dividends	$ 27	$ 387,035	$ 236,838	$ 20,176
Expenses:
Mortality and expense fees	130,760	29,915	166,739	57,987
Administrative fees	-	-	-	-
Net investment income (loss)	(130,733)	357,120	70,099	(37,811)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	(320,584)	1,732,868	694,228
Realized gain distributions	-	-	2,838,740	189,974
Realized gain (loss)	-	(320,584)	4,571,608	884,202
Change in unrealized appreciation (depreciation) during the year	-	750,491	(2,290,925)	(930,859)
Net increase (decrease) in net assets from operations	$ (130,733)	$ 787,027	$ 2,350,782	$ (84,468)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio –Service Class	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ -	$ 190,697	$ 208,036	$ 321,643
Expenses:
Mortality and expense fees	54,188	28,761	24,317	81,789
Administrative fees	-	-	-	-
Net investment income (loss)	(54,188)	161,936	183,719	239,854
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	962,260	19,868	(41,150)	833,673
Realized gain distributions	1,081,224	4,023	-	1,325,020
Realized gain (loss)	2,043,484	23,891	(41,150)	2,158,693
Change in unrealized appreciation (depreciation) during the year	(2,068,983)	171,439	377,104	(75,621)
Net increase (decrease) in net assets from operations	$ (79,687)	$ 357,266	$ 519,673	$ 2,322,926

	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares
Income:
Dividends	$ -	$ -	$ 8,891	$ 27,906
Expenses:
Mortality and expense fees	1,544	30,061	6,722	8,628
Administrative fees	-	-	-	-
Net investment income (loss)	(1,544)	(30,061)	2,169	19,278
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	21,287	199,660	64,014	23,400
Realized gain distributions	-	463,086	79,687	53,936
Realized gain (loss)	21,287	662,746	143,701	77,336
Change in unrealized appreciation (depreciation) during the year	(21,627)	(553,657)	(37,533)	144,008
Net increase (decrease) in net assets from operations	$ (1,884)	$ 79,028	$ 108,337	$ 240,622

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Income:
Dividends	$ 1,503	$ -	$ 151,238	$ 178,776
Expenses:
Mortality and expense fees	11,000	4,422	18,159	68,262
Administrative fees	-	-	-	-
Net investment income (loss)	(9,497)	(4,422)	133,079	110,514
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(16,352)	(29,672)	21,963	320,182
Realized gain distributions	128,157	43,507	-	163,395
Realized gain (loss)	111,805	13,835	21,963	483,577
Change in unrealized appreciation (depreciation) during the year	128,267	101,590	221,273	1,235,612
Net increase (decrease) in net assets from operations	$ 230,575	$ 111,003	$ 376,315	$ 1,829,703

	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 26,702	$ 32,747	$ 108,537	$ 80,804
Expenses:
Mortality and expense fees	28,835	13,261	36,164	29,051
Administrative fees	-	-	-	-
Net investment income (loss)	(2,133)	19,486	72,373	51,753
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	210,807	57,595	43,589	48,088
Realized gain distributions	303,353	128,114	313,156	247,896
Realized gain (loss)	514,160	185,709	356,745	295,984
Change in unrealized appreciation (depreciation) during the year	254,445	52,956	39,273	94,547
Net increase (decrease) in net assets from operations	$ 766,472	$ 258,151	$ 468,391	$ 442,284

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Oppenheimer Capital Appreciation Fund/VA –Service Shares
Income:
Dividends	$ 63,094	$ 10,953	$ -	$ 1,675
Expenses:
Mortality and expense fees	23,952	17,840	1,949	5,658
Administrative fees	-	-	-	-
Net investment income (loss)	39,142	(6,887)	(1,949)	(3,983)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	31,864	(10,633)	(23,840)	(3,074)
Realized gain distributions	192,967	531,298	14,620	153,094
Realized gain (loss)	224,831	520,665	(9,220)	150,020
Change in unrealized appreciation (depreciation) during the year	(45,280)	(295,841)	9,646	(129,630)
Net increase (decrease) in net assets from operations	$ 218,693	$ 217,937	$ (1,523)	$ 16,407

	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:
Dividends	$ 13,773	$ 8,435	$ 19,492	$ 41,575
Expenses:
Mortality and expense fees	8,280	19,586	11,442	8,721
Administrative fees	-	-	-	-
Net investment income (loss)	5,493	(11,151)	8,050	32,854
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(32,245)	68,996	(344,266)	(32,540)
Realized gain distributions	122,113	129,844	-	-
Realized gain (loss)	89,868	198,840	(344,266)	(32,540)
Change in unrealized appreciation (depreciation) during the year	(133,569)	350,577	588,073	109,309
Net increase (decrease) in net assets from operations	$ (38,208)	$ 538,266	$ 251,857	$ 109,623

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Sentinel Variable Products Balanced Fund
Income:
Dividends	$ 137,550	$ -	$ -	$ 10,920
Expenses:
Mortality and expense fees	32,207	117	940	4,230
Administrative fees	-	-	-	-
Net investment income (loss)	105,343	(117)	(940)	6,690
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	16,888	(10,937)	5,638	5,635
Realized gain distributions	-	-	-	13,283
Realized gain (loss)	16,888	(10,937)	5,638	18,918
Change in unrealized appreciation (depreciation) during the year	29,784	10,223	13,012	21,728
Net increase (decrease) in net assets from operations	$ 152,015	$ (831)	$ 17,710	$ 47,336

	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund
Income:
Dividends	$ 31,712	$ 95,382	$ 2,402	$ 1,905
Expenses:
Mortality and expense fees	10,036	33,752	3,582	14,925
Administrative fees	-	-	-	-
Net investment income (loss)	21,676	61,630	(1,180)	(13,020)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(35,879)	67,269	(303,431)	55,497
Realized gain distributions	-	491,125	142,796	213,092
Realized gain (loss)	(35,879)	558,394	(160,635)	268,589
Change in unrealized appreciation (depreciation) during the year	21,557	(28,569)	207,620	274,648
Net increase (decrease) in net assets from operations	$ 7,354	$ 591,455	$ 45,805	$ 530,217

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares
Income:
Dividends	$ 29,757	$ 168,218	$ 170,153	$ -
Expenses:
Mortality and expense fees	16,642	46,525	44,175	565,859
Administrative fees	-	-	-	-
Net investment income (loss)	13,115	121,693	125,978	(565,859)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(105,576)	(31,382)	287,442	2,284,891
Realized gain distributions	-	150,669	327,256	2,356,175
Realized gain (loss)	(105,576)	119,287	614,698	4,641,066
Change in unrealized appreciation (depreciation) during the year	657,787	318,549	(31,072)	(5,657,090)
Net increase (decrease) in net assets from operations	$ 565,326	$ 559,529	$ 709,604	$ (1,581,883)

	Virtus Enhanced Core Equity Series – Class A Shares	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares
Income:
Dividends	$ 572,965	$ 274,300	$ 1,331,964	$ 390,174
Expenses:
Mortality and expense fees	210,898	216,037	154,357	113,188
Administrative fees	-	-	-	-
Net investment income (loss)	362,067	58,263	1,177,607	276,986
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	758,596	(126,670)	(84,063)	321,570
Realized gain distributions	8,794,280	6,930,319	-	3,299,998
Realized gain (loss)	9,552,876	6,803,649	(84,063)	3,621,568
Change in unrealized appreciation (depreciation) during the year	(6,191,301)	(7,888,141)	1,417,660	(2,600,789)
Net increase (decrease) in net assets from operations	$ 3,723,642	$ (1,026,229)	$ 2,511,204	$ 1,297,765

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International
Income:
Dividends	$ -	$ 534,933	$ 593,044	$ 300,621
Expenses:
Mortality and expense fees	134,400	149,039	218,188	137,314
Administrative fees	-	-	-	-
Net investment income (loss)	(134,400)	385,894	374,856	163,307
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,145,655	839,478	(353,252)	244,955
Realized gain distributions	2,602,237	3,351,795	3,735,097	2,135,827
Realized gain (loss)	3,747,892	4,191,273	3,381,845	2,380,782
Change in unrealized appreciation (depreciation) during the year	2,861,169	1,766,709	(3,672,687)	(3,020,160)
Net increase (decrease) in net assets from operations	$ 6,474,661	$ 6,343,876	$ 84,014	$ (476,071)

	Wanger International Select	Wanger Select	Wanger USA
Income:
Dividends	$ 58,125	$ 13,624	$ -
Expenses:
Mortality and expense fees	10,609	35,840	167,302
Administrative fees	-	-	-
Net investment income (loss)	47,516	(22,216)	(167,302)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(541,418)	94,847	691,456
Realized gain distributions	235,599	2,517,490	9,982,142
Realized gain (loss)	(305,819)	2,612,337	10,673,598
Change in unrealized appreciation (depreciation) during the year	228,685	(1,631,170)	(5,954,609)
Net increase (decrease) in net assets from operations	$ (29,618)	$ 958,951	$ 4,551,687
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Anchor Series Trust Capital Appreciation Portfolio – Class 1
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (22,607)	$ (41,351)	$ (13,388)	$ (16,161)
Realized gains (losses)	954,555	1,346,065	378,468	716,291
Unrealized appreciation (depreciation) during the year	(951,116)	(932,935)	(325,666)	(371,414)
Net increase (decrease) in net assets from operations	(19,168)	371,779	39,414	328,716
Contract transactions:
Payments received from contract owners	786,566	252,220	2,440	26,902
Transfers between Investment Options (including Guaranteed Interest Account), net	(219,039)	(64,386)	72,032	-
Transfers for contract benefits and terminations	(956,512)	(401,876)	(221,971)	(1,284,421)
Contract maintenance charges	(340,545)	(365,853)	(20,084)	(20,590)
Net increase (decrease) in net assets resulting from contract transactions	(729,530)	(579,895)	(167,583)	(1,278,109)
Total increase (decrease) in net assets	(748,698)	(208,116)	(128,169)	(949,393)
Net assets at beginning of period	6,744,651	6,952,767	3,110,427	4,059,820
Net assets at end of period	$ 5,995,953	$ 6,744,651	$ 2,982,258	$ 3,110,427

	Anchor Series Trust Government and Quality Bond Portfolio – Class 1		Anchor Series Trust Growth and Income Portfolio – Class 1
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,212	$ 3,924	$ 1,189	$ (35)
Realized gains (losses)	1,952	818	16,493	16,475
Unrealized appreciation (depreciation) during the year	(839)	(4,353)	5,468	(696)
Net increase (decrease) in net assets from operations	4,325	389	23,150	15,744
Contract transactions:
Payments received from contract owners	-	33,861	1,864	13,882
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(16,777)	-	-
Transfers for contract benefits and terminations	(41,319)	(70,162)	-	(25,656)
Contract maintenance charges	(6,943)	(6,767)	(3,526)	(3,325)
Net increase (decrease) in net assets resulting from contract transactions	(48,262)	(59,845)	(1,662)	(15,099)
Total increase (decrease) in net assets	(43,937)	(59,456)	21,488	645
Net assets at beginning of period	375,457	434,913	351,966	351,321
Net assets at end of period	$ 331,520	$ 375,457	$ 373,454	$ 351,966

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Anchor Series Trust Growth Portfolio – Class 1		Anchor Series Trust Multi-Asset Portfolio – Class 1
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 10,164	$ 3,336	$ 36,932	$ 4,938
Realized gains (losses)	126,685	266,666	116,548	193,216
Unrealized appreciation (depreciation) during the year	(18,060)	(275,598)	(78,886)	(266,743)
Net increase (decrease) in net assets from operations	118,789	(5,596)	74,594	(68,589)
Contract transactions:
Payments received from contract owners	742	12,185	1,482	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(60,028)	16,777	-	(108,438)
Transfers for contract benefits and terminations	(76,541)	(32,018)	(2)	(60,000)
Contract maintenance charges	(8,730)	(8,965)	(8,687)	(10,434)
Net increase (decrease) in net assets resulting from contract transactions	(144,557)	(12,021)	(7,207)	(178,872)
Total increase (decrease) in net assets	(25,768)	(17,617)	67,387	(247,461)
Net assets at beginning of period	1,842,071	1,859,688	1,235,152	1,482,613
Net assets at end of period	$ 1,816,303	$ 1,842,071	$ 1,302,539	$ 1,235,152

	Anchor Series Trust Natural Resources Portfolio – Class 1		Anchor Series Trust Strategic Multi- Asset Portfolio – Class 1
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 7,060	$ 2,867	$ 23,133	$ 44,983
Realized gains (losses)	(34,216)	(24,824)	118,277	166,864
Unrealized appreciation (depreciation) during the year	72,541	(40,952)	(123,062)	(197,393)
Net increase (decrease) in net assets from operations	45,385	(62,909)	18,348	14,454
Contract transactions:
Payments received from contract owners	1,067	7,191	3,352	20,548
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	-	-
Transfers for contract benefits and terminations	(49,911)	(25,738)	(45,829)	(63,914)
Contract maintenance charges	(3,856)	(3,162)	(14,450)	(16,923)
Net increase (decrease) in net assets resulting from contract transactions	(52,700)	(21,709)	(56,927)	(60,289)
Total increase (decrease) in net assets	(7,315)	(84,618)	(38,579)	(45,835)
Net assets at beginning of period	212,623	297,241	1,688,804	1,734,639
Net assets at end of period	$ 205,308	$ 212,623	$ 1,650,225	$ 1,688,804

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,848)	$ (15,044)	$ 408,349	$ 626,996
Realized gains (losses)	137,869	71,460	8,045,086	3,564,965
Unrealized appreciation (depreciation) during the year	423,595	(172,017)	(5,459,833)	(3,838,121)
Net increase (decrease) in net assets from operations	559,616	(115,601)	2,993,602	353,840
Contract transactions:
Payments received from contract owners	204,164	122,324	2,750,756	1,140,232
Transfers between Investment Options (including Guaranteed Interest Account), net	566,127	441,547	2,848,386	816,682
Transfers for contract benefits and terminations	(577,980)	(164,964)	(24,475,028)	(1,757,595)
Contract maintenance charges	(203,701)	(163,857)	(1,527,288)	(2,050,386)
Net increase (decrease) in net assets resulting from contract transactions	(11,390)	235,050	(20,403,174)	(1,851,067)
Total increase (decrease) in net assets	548,226	119,449	(17,409,572)	(1,497,227)
Net assets at beginning of period	3,081,128	2,961,679	45,891,284	47,388,511
Net assets at end of period	$ 3,629,354	$ 3,081,128	$ 28,481,712	$ 45,891,284

	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,790	$ 7,987	$ 328,318	$ 369,600
Realized gains (losses)	101,589	127,705	(124,239)	(139,492)
Unrealized appreciation (depreciation) during the year	191,418	(239,441)	(9,871)	(245,736)
Net increase (decrease) in net assets from operations	299,797	(103,749)	194,208	(15,628)
Contract transactions:
Payments received from contract owners	142,103	55,285	2,391,746	1,375,231
Transfers between Investment Options (including Guaranteed Interest Account), net	77,118	68,339	520,704	235,814
Transfers for contract benefits and terminations	(333,245)	(150,332)	(3,184,870)	(1,304,187)
Contract maintenance charges	(54,976)	(61,861)	(1,166,689)	(1,181,062)
Net increase (decrease) in net assets resulting from contract transactions	(169,000)	(88,569)	(1,439,109)	(874,204)
Total increase (decrease) in net assets	130,797	(192,318)	(1,244,901)	(889,832)
Net assets at beginning of period	1,699,048	1,891,366	16,789,679	17,679,511
Net assets at end of period	$ 1,829,845	$ 1,699,048	$ 15,544,778	$ 16,789,679

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (130,733)	$ (134,809)	$ 357,120	$ 380,345
Realized gains (losses)	-	-	(320,584)	(189,548)
Unrealized appreciation (depreciation) during the year	-	-	750,491	(406,646)
Net increase (decrease) in net assets from operations	(130,733)	(134,809)	787,027	(215,849)
Contract transactions:
Payments received from contract owners	5,771,615	3,377,845	650,932	407,281
Transfers between Investment Options (including Guaranteed Interest Account), net	12,317,003	4,155,949	(502,708)	189,939
Transfers for contract benefits and terminations	(8,479,535)	(4,916,865)	(1,025,448)	(1,023,383)
Contract maintenance charges	(3,661,514)	(3,180,160)	(448,969)	(496,377)
Net increase (decrease) in net assets resulting from contract transactions	5,947,569	(563,231)	(1,326,193)	(922,540)
Total increase (decrease) in net assets	5,816,836	(698,040)	(539,166)	(1,138,389)
Net assets at beginning of period	24,611,792	25,309,832	6,532,520	7,670,909
Net assets at end of period	$ 30,428,628	$ 24,611,792	$ 5,993,354	$ 6,532,520

	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 70,099	$ 136,043	$ (37,811)	$ (66,384)
Realized gains (losses)	4,571,608	5,780,422	884,202	1,936,392
Unrealized appreciation (depreciation) during the year	(2,290,925)	(5,899,140)	(930,859)	(1,346,344)
Net increase (decrease) in net assets from operations	2,350,782	17,325	(84,468)	523,664
Contract transactions:
Payments received from contract owners	5,724,360	1,708,375	1,210,623	823,110
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,122,537)	(1,269,154)	(574,236)	(741,552)
Transfers for contract benefits and terminations	(8,156,789)	(2,898,978)	(1,568,732)	(1,050,667)
Contract maintenance charges	(1,965,323)	(2,146,009)	(696,795)	(776,868)
Net increase (decrease) in net assets resulting from contract transactions	(5,520,289)	(4,605,766)	(1,629,140)	(1,745,977)
Total increase (decrease) in net assets	(3,169,507)	(4,588,441)	(1,713,608)	(1,222,313)
Net assets at beginning of period	36,795,400	41,383,841	10,152,411	11,374,724
Net assets at end of period	$ 33,625,893	$ 36,795,400	$ 8,438,803	$ 10,152,411

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (54,188)	$ (52,809)	$ 161,936	$ 171,904
Realized gains (losses)	2,043,484	1,081,709	23,891	763
Unrealized appreciation (depreciation) during the year	(2,068,983)	(346,735)	171,439	(262,976)
Net increase (decrease) in net assets from operations	(79,687)	682,165	357,266	(90,309)
Contract transactions:
Payments received from contract owners	1,605,540	628,594	515,236	361,048
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,007,542)	1,151,059	613,209	374,555
Transfers for contract benefits and terminations	(2,137,184)	(745,601)	(782,854)	(439,710)
Contract maintenance charges	(610,117)	(666,954)	(395,247)	(366,241)
Net increase (decrease) in net assets resulting from contract transactions	(2,149,303)	367,098	(49,656)	(70,348)
Total increase (decrease) in net assets	(2,228,990)	1,049,263	307,610	(160,657)
Net assets at beginning of period	11,789,766	10,740,503	7,976,946	8,137,603
Net assets at end of period	$ 9,560,776	$ 11,789,766	$ 8,284,556	$ 7,976,946

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 183,719	$ 214,934	$ 239,854	$ 459,185
Realized gains (losses)	(41,150)	20,695	2,158,693	2,158,421
Unrealized appreciation (depreciation) during the year	377,104	(649,880)	(75,621)	(3,594,830)
Net increase (decrease) in net assets from operations	519,673	(414,251)	2,322,926	(977,224)
Contract transactions:
Payments received from contract owners	342,290	366,712	1,825,465	943,122
Transfers between Investment Options (including Guaranteed Interest Account), net	48,826	(388,875)	(440,142)	(295,288)
Transfers for contract benefits and terminations	(617,804)	(652,289)	(3,026,534)	(1,344,513)
Contract maintenance charges	(328,929)	(415,845)	(999,371)	(1,053,155)
Net increase (decrease) in net assets resulting from contract transactions	(555,617)	(1,090,297)	(2,640,582)	(1,749,834)
Total increase (decrease) in net assets	(35,944)	(1,504,548)	(317,656)	(2,727,058)
Net assets at beginning of period	4,233,675	5,738,223	16,627,068	19,354,126
Net assets at end of period	$ 4,197,731	$ 4,233,675	$ 16,309,412	$ 16,627,068

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco V.I. American Franchise Fund – Series I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,544)	$ (1,990)	$ (30,061)	$ (34,103)
Realized gains (losses)	21,287	15,825	662,746	235,379
Unrealized appreciation (depreciation) during the year	(21,627)	(12,060)	(553,657)	31,049
Net increase (decrease) in net assets from operations	(1,884)	1,775	79,028	232,325
Contract transactions:
Payments received from contract owners	17,066	17,235	366,547	363,218
Transfers between Investment Options (including Guaranteed Interest Account), net	(7,201)	(10,225)	8,990	(50,866)
Transfers for contract benefits and terminations	(50,801)	(8,014)	(486,592)	(330,490)
Contract maintenance charges	(17,557)	(18,070)	(295,799)	(300,678)
Net increase (decrease) in net assets resulting from contract transactions	(58,493)	(19,074)	(406,854)	(318,816)
Total increase (decrease) in net assets	(60,377)	(17,299)	(327,826)	(86,491)
Net assets at beginning of period	267,657	284,956	5,479,694	5,566,185
Net assets at end of period	$ 207,280	$ 267,657	$ 5,151,868	$ 5,479,694

	Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,169	$ 6,614	$ 19,278	$ 34,127
Realized gains (losses)	143,701	210,539	77,336	222,291
Unrealized appreciation (depreciation) during the year	(37,533)	(303,408)	144,008	(314,051)
Net increase (decrease) in net assets from operations	108,337	(86,255)	240,622	(57,633)
Contract transactions:
Payments received from contract owners	78,782	86,233	106,286	97,658
Transfers between Investment Options (including Guaranteed Interest Account), net	(17,294)	(48,212)	(4,457)	374,107
Transfers for contract benefits and terminations	(77,489)	(168,980)	(106,500)	(207,479)
Contract maintenance charges	(100,783)	(106,511)	(150,481)	(127,262)
Net increase (decrease) in net assets resulting from contract transactions	(116,784)	(237,470)	(155,152)	137,024
Total increase (decrease) in net assets	(8,447)	(323,725)	85,470	79,391
Net assets at beginning of period	1,192,687	1,516,412	1,760,584	1,681,193
Net assets at end of period	$ 1,184,240	$ 1,192,687	$ 1,846,054	$ 1,760,584

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (9,497)	$ (6,077)	$ (4,422)	$ (5,578)
Realized gains (losses)	111,805	208,153	13,835	(99,108)
Unrealized appreciation (depreciation) during the year	128,267	(294,463)	101,590	80,318
Net increase (decrease) in net assets from operations	230,575	(92,387)	111,003	(24,368)
Contract transactions:
Payments received from contract owners	174,928	113,999	115,525	55,639
Transfers between Investment Options (including Guaranteed Interest Account), net	(18,568)	(65,334)	(7,769)	(94,972)
Transfers for contract benefits and terminations	(171,682)	(161,901)	(81,031)	(214,105)
Contract maintenance charges	(106,101)	(110,767)	(41,864)	(43,201)
Net increase (decrease) in net assets resulting from contract transactions	(121,423)	(224,003)	(15,139)	(296,639)
Total increase (decrease) in net assets	109,152	(316,390)	95,864	(321,007)
Net assets at beginning of period	1,917,256	2,233,646	758,843	1,079,850
Net assets at end of period	$ 2,026,408	$ 1,917,256	$ 854,707	$ 758,843

	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 133,079	$ 124,416	$ 110,514	$ 75,573
Realized gains (losses)	21,963	40,191	483,577	1,173,315
Unrealized appreciation (depreciation) during the year	221,273	(234,450)	1,235,612	(1,682,058)
Net increase (decrease) in net assets from operations	376,315	(69,843)	1,829,703	(433,170)
Contract transactions:
Payments received from contract owners	405,782	199,518	1,180,310	968,292
Transfers between Investment Options (including Guaranteed Interest Account), net	(271,148)	188,202	(396,126)	61,590
Transfers for contract benefits and terminations	(335,860)	(369,194)	(1,342,863)	(886,462)
Contract maintenance charges	(240,979)	(239,157)	(866,242)	(889,389)
Net increase (decrease) in net assets resulting from contract transactions	(442,205)	(220,631)	(1,424,921)	(745,969)
Total increase (decrease) in net assets	(65,890)	(290,474)	404,782	(1,179,139)
Net assets at beginning of period	3,499,648	3,790,122	12,357,004	13,536,143
Net assets at end of period	$ 3,433,758	$ 3,499,648	$ 12,761,786	$ 12,357,004

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,133)	$ (2,286)	$ 19,486	$ 15,829
Realized gains (losses)	514,160	556,261	185,709	68,069
Unrealized appreciation (depreciation) during the year	254,445	(808,406)	52,956	(172,225)
Net increase (decrease) in net assets from operations	766,472	(254,431)	258,151	(88,327)
Contract transactions:
Payments received from contract owners	582,118	281,744	269,180	248,560
Transfers between Investment Options (including Guaranteed Interest Account), net	(481,813)	65,107	75,769	193,476
Transfers for contract benefits and terminations	(514,755)	(299,636)	(102,450)	(43,100)
Contract maintenance charges	(315,200)	(329,696)	(182,392)	(186,896)
Net increase (decrease) in net assets resulting from contract transactions	(729,650)	(282,481)	60,107	212,040
Total increase (decrease) in net assets	36,822	(536,912)	318,258	123,713
Net assets at beginning of period	5,560,890	6,097,802	2,421,238	2,297,525
Net assets at end of period	$ 5,597,712	$ 5,560,890	$ 2,739,496	$ 2,421,238

	Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 72,373	$ 46,604	$ 51,753	$ 32,307
Realized gains (losses)	356,745	260,770	295,984	264,387
Unrealized appreciation (depreciation) during the year	39,273	(482,924)	94,547	(441,641)
Net increase (decrease) in net assets from operations	468,391	(175,550)	442,284	(144,947)
Contract transactions:
Payments received from contract owners	1,052,804	466,885	522,348	721,346
Transfers between Investment Options (including Guaranteed Interest Account), net	142,457	722,200	581,587	(171,319)
Transfers for contract benefits and terminations	(1,010,072)	(520,635)	(399,678)	(752,160)
Contract maintenance charges	(332,791)	(379,180)	(326,849)	(344,757)
Net increase (decrease) in net assets resulting from contract transactions	(147,602)	289,270	377,408	(546,890)
Total increase (decrease) in net assets	320,789	113,720	819,692	(691,837)
Net assets at beginning of period	6,210,789	6,097,069	4,897,646	5,589,483
Net assets at end of period	$ 6,531,578	$ 6,210,789	$ 5,717,338	$ 4,897,646

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Guardian Portfolio – S Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 39,142	$ 32,148	$ (6,887)	$ (6,830)
Realized gains (losses)	224,831	225,772	520,665	831,656
Unrealized appreciation (depreciation) during the year	(45,280)	(355,766)	(295,841)	(999,470)
Net increase (decrease) in net assets from operations	218,693	(97,846)	217,937	(174,644)
Contract transactions:
Payments received from contract owners	413,950	296,345	410,029	323,863
Transfers between Investment Options (including Guaranteed Interest Account), net	(96,867)	86,870	(10,762)	(274,066)
Transfers for contract benefits and terminations	(442,768)	(327,357)	(371,475)	(258,621)
Contract maintenance charges	(409,845)	(439,750)	(213,834)	(226,512)
Net increase (decrease) in net assets resulting from contract transactions	(535,530)	(383,892)	(186,042)	(435,336)
Total increase (decrease) in net assets	(316,837)	(481,738)	31,895	(609,980)
Net assets at beginning of period	4,062,333	4,544,071	2,851,183	3,461,163
Net assets at end of period	$ 3,745,496	$ 4,062,333	$ 2,883,078	$ 2,851,183

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,949)	$ (501)	$ (3,983)	$ (4,204)
Realized gains (losses)	(9,220)	(2,281)	150,020	212,657
Unrealized appreciation (depreciation) during the year	9,646	(18,649)	(129,630)	(193,325)
Net increase (decrease) in net assets from operations	(1,523)	(21,431)	16,407	15,128
Contract transactions:
Payments received from contract owners	61,685	16,918	162,348	30,694
Transfers between Investment Options (including Guaranteed Interest Account), net	(127,595)	505,349	690,407	(29,486)
Transfers for contract benefits and terminations	(62,771)	(19,773)	(81,589)	(23,744)
Contract maintenance charges	(28,258)	(6,173)	(114,142)	(42,235)
Net increase (decrease) in net assets resulting from contract transactions	(156,939)	496,321	657,024	(64,771)
Total increase (decrease) in net assets	(158,462)	474,890	673,431	(49,643)
Net assets at beginning of period	474,890	-	830,430	880,073
Net assets at end of period	$ 316,428	$ 474,890	$ 1,503,861	$ 830,430

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,493	$ 11,516	$ (11,151)	$ (448)
Realized gains (losses)	89,868	143,999	198,840	728,729
Unrealized appreciation (depreciation) during the year	(133,569)	(92,067)	350,577	(967,033)
Net increase (decrease) in net assets from operations	(38,208)	63,448	538,266	(238,752)
Contract transactions:
Payments received from contract owners	392,564	146,105	408,362	320,914
Transfers between Investment Options (including Guaranteed Interest Account), net	(137,614)	97,227	(12,681)	(135,572)
Transfers for contract benefits and terminations	(552,751)	(93,407)	(514,256)	(336,105)
Contract maintenance charges	(126,680)	(168,233)	(280,024)	(274,513)
Net increase (decrease) in net assets resulting from contract transactions	(424,481)	(18,308)	(398,599)	(425,276)
Total increase (decrease) in net assets	(462,689)	45,140	139,667	(664,028)
Net assets at beginning of period	2,118,735	2,073,595	3,401,994	4,066,022
Net assets at end of period	$ 1,656,046	$ 2,118,735	$ 3,541,661	$ 3,401,994

	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 8,050	$ 84,488	$ 32,854	$ 87,409
Realized gains (losses)	(344,266)	(575,836)	(32,540)	(13,781)
Unrealized appreciation (depreciation) during the year	588,073	(145,433)	109,309	(157,884)
Net increase (decrease) in net assets from operations	251,857	(636,781)	109,623	(84,256)
Contract transactions:
Payments received from contract owners	318,238	250,587	226,838	114,553
Transfers between Investment Options (including Guaranteed Interest Account), net	(91,572)	153,572	(519,895)	(250,863)
Transfers for contract benefits and terminations	(230,866)	(153,272)	(336,151)	(169,704)
Contract maintenance charges	(155,185)	(158,743)	(136,137)	(139,847)
Net increase (decrease) in net assets resulting from contract transactions	(159,385)	92,144	(765,345)	(445,861)
Total increase (decrease) in net assets	92,472	(544,637)	(655,722)	(530,117)
Net assets at beginning of period	1,893,703	2,438,340	2,379,510	2,909,627
Net assets at end of period	$ 1,986,175	$ 1,893,703	$ 1,723,788	$ 2,379,510

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 105,343	$ 328,555	$ (117)	$ (148)
Realized gains (losses)	16,888	104,221	(10,937)	(25,340)
Unrealized appreciation (depreciation) during the year	29,784	(467,525)	10,223	24,925
Net increase (decrease) in net assets from operations	152,015	(34,749)	(831)	(563)
Contract transactions:
Payments received from contract owners	686,669	366,646	4,653	4,257
Transfers between Investment Options (including Guaranteed Interest Account), net	(20,866)	943,031	(160)	(2)
Transfers for contract benefits and terminations	(908,891)	(861,748)	(685)	(1,390)
Contract maintenance charges	(563,900)	(504,352)	(4,413)	(8,426)
Net increase (decrease) in net assets resulting from contract transactions	(806,988)	(56,423)	(605)	(5,561)
Total increase (decrease) in net assets	(654,973)	(91,172)	(1,436)	(6,124)
Net assets at beginning of period	7,307,137	7,398,309	28,641	34,765
Net assets at end of period	$ 6,652,164	$ 7,307,137	$ 27,205	$ 28,641

	Rydex VT Nova Fund		Sentinel Variable Products Balanced Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (940)	$ (997)	$ 6,690	$ 8,120
Realized gains (losses)	5,638	16,002	18,918	49,896
Unrealized appreciation (depreciation) during the year	13,012	(15,985)	21,728	(64,272)
Net increase (decrease) in net assets from operations	17,710	(980)	47,336	(6,256)
Contract transactions:
Payments received from contract owners	21,212	7,582	34,246	33,707
Transfers between Investment Options (including Guaranteed Interest Account), net	(866)	(22,292)	253,461	121,084
Transfers for contract benefits and terminations	(14,425)	(1,928)	(162,807)	(12,538)
Contract maintenance charges	(8,544)	(9,587)	(48,204)	(38,955)
Net increase (decrease) in net assets resulting from contract transactions	(2,623)	(26,225)	76,696	103,298
Total increase (decrease) in net assets	15,087	(27,205)	124,032	97,042
Net assets at beginning of period	117,935	145,140	693,021	595,979
Net assets at end of period	$ 133,022	$ 117,935	$ 817,053	$ 693,021

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 21,676	$ 52,052	$ 61,630	$ 124,130
Realized gains (losses)	(35,879)	(7,613)	558,394	818,190
Unrealized appreciation (depreciation) during the year	21,557	(70,641)	(28,569)	(983,079)
Net increase (decrease) in net assets from operations	7,354	(26,202)	591,455	(40,759)
Contract transactions:
Payments received from contract owners	242,126	185,801	923,688	593,511
Transfers between Investment Options (including Guaranteed Interest Account), net	(299,900)	(788,939)	20,222	(343,871)
Transfers for contract benefits and terminations	(258,222)	(96,634)	(926,852)	(446,567)
Contract maintenance charges	(136,805)	(176,457)	(529,778)	(495,260)
Net increase (decrease) in net assets resulting from contract transactions	(452,801)	(876,229)	(512,720)	(692,187)
Total increase (decrease) in net assets	(445,447)	(902,431)	78,735	(732,946)
Net assets at beginning of period	1,973,799	2,876,230	5,867,271	6,600,217
Net assets at end of period	$ 1,528,352	$ 1,973,799	$ 5,946,006	$ 5,867,271

	Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,180)	$ (5,673)	$ (13,020)	$ (14,857)
Realized gains (losses)	(160,635)	154,013	268,589	354,060
Unrealized appreciation (depreciation) during the year	207,620	(174,147)	274,648	(381,418)
Net increase (decrease) in net assets from operations	45,805	(25,807)	530,217	(42,215)
Contract transactions:
Payments received from contract owners	21,389	69,615	302,067	184,327
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,546,802)	82,929	643,557	(56,740)
Transfers for contract benefits and terminations	(26,976)	(118,736)	(361,754)	(137,417)
Contract maintenance charges	(43,338)	(88,860)	(194,515)	(148,510)
Net increase (decrease) in net assets resulting from contract transactions	(1,595,727)	(55,052)	389,355	(158,340)
Total increase (decrease) in net assets	(1,549,922)	(80,859)	919,572	(200,555)
Net assets at beginning of period	1,549,922	1,630,781	2,131,796	2,332,351
Net assets at end of period	$ -	$ 1,549,922	$ 3,051,368	$ 2,131,796

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 13,115	$ 68,137	$ 121,693	$ 258,212
Realized gains (losses)	(105,576)	334,403	119,287	532,688
Unrealized appreciation (depreciation) during the year	657,787	(1,343,685)	318,549	(1,454,270)
Net increase (decrease) in net assets from operations	565,326	(941,145)	559,529	(663,370)
Contract transactions:
Payments received from contract owners	492,591	244,890	812,102	560,512
Transfers between Investment Options (including Guaranteed Interest Account), net	(122,969)	10,592	291,866	(623,750)
Transfers for contract benefits and terminations	(785,359)	(271,267)	(1,108,639)	(682,263)
Contract maintenance charges	(259,247)	(287,095)	(611,420)	(602,693)
Net increase (decrease) in net assets resulting from contract transactions	(674,984)	(302,880)	(616,091)	(1,348,194)
Total increase (decrease) in net assets	(109,658)	(1,244,025)	(56,562)	(2,011,564)
Net assets at beginning of period	3,705,609	4,949,634	8,906,410	10,917,974
Net assets at end of period	$ 3,595,951	$ 3,705,609	$ 8,849,848	$ 8,906,410

	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 125,978	$ 190,888	$ (565,859)	$ (663,975)
Realized gains (losses)	614,698	277,874	4,641,066	4,125,801
Unrealized appreciation (depreciation) during the year	(31,072)	(1,136,426)	(5,657,090)	5,603,748
Net increase (decrease) in net assets from operations	709,604	(667,664)	(1,581,883)	9,065,574
Contract transactions:
Payments received from contract owners	1,176,676	702,189	21,431,689	7,904,215
Transfers between Investment Options (including Guaranteed Interest Account), net	(245,850)	(37,392)	(1,320,246)	(1,186,836)
Transfers for contract benefits and terminations	(1,364,795)	(544,097)	(20,391,688)	(9,386,963)
Contract maintenance charges	(609,317)	(650,221)	(8,111,274)	(8,199,255)
Net increase (decrease) in net assets resulting from contract transactions	(1,043,286)	(529,521)	(8,391,519)	(10,868,839)
Total increase (decrease) in net assets	(333,682)	(1,197,185)	(9,973,402)	(1,803,265)
Net assets at beginning of period	8,799,522	9,996,707	106,826,597	108,629,862
Net assets at end of period	$ 8,465,840	$ 8,799,522	$ 96,853,195	$ 106,826,597

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus Enhanced Core Equity Series – Class A Shares		Virtus International Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 362,067	$ 157,069	$ 58,263	$ 746,239
Realized gains (losses)	9,552,876	6,991,048	6,803,649	2,323,137
Unrealized appreciation (depreciation) during the year	(6,191,301)	(12,209,202)	(7,888,141)	(8,298,509)
Net increase (decrease) in net assets from operations	3,723,642	(5,061,085)	(1,026,229)	(5,229,133)
Contract transactions:
Payments received from contract owners	4,475,424	3,001,035	6,815,305	3,176,145
Transfers between Investment Options (including Guaranteed Interest Account), net	(472,728)	(1,354,398)	(2,408,167)	41,293
Transfers for contract benefits and terminations	(5,620,136)	(3,715,972)	(7,310,918)	(3,236,957)
Contract maintenance charges	(3,248,352)	(3,517,833)	(2,519,242)	(2,946,263)
Net increase (decrease) in net assets resulting from contract transactions	(4,865,792)	(5,587,168)	(5,423,022)	(2,965,782)
Total increase (decrease) in net assets	(1,142,150)	(10,648,253)	(6,449,251)	(8,194,915)
Net assets at beginning of period	47,230,915	57,879,168	41,527,194	49,722,109
Net assets at end of period	$ 46,088,765	$ 47,230,915	$ 35,077,943	$ 41,527,194

	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 1,177,607	$ 1,143,626	$ 276,986	$ 177,867
Realized gains (losses)	(84,063)	(2,909)	3,621,568	4,696,175
Unrealized appreciation (depreciation) during the year	1,417,660	(1,675,885)	(2,600,789)	(4,476,636)
Net increase (decrease) in net assets from operations	2,511,204	(535,168)	1,297,765	397,406
Contract transactions:
Payments received from contract owners	3,765,372	1,786,534	2,134,588	1,024,145
Transfers between Investment Options (including Guaranteed Interest Account), net	248,135	(27,125)	175,203	(1,143,128)
Transfers for contract benefits and terminations	(4,949,160)	(2,234,439)	(3,067,875)	(1,467,869)
Contract maintenance charges	(1,989,588)	(1,968,545)	(1,261,287)	(1,266,814)
Net increase (decrease) in net assets resulting from contract transactions	(2,925,241)	(2,443,575)	(2,019,371)	(2,853,666)
Total increase (decrease) in net assets	(414,037)	(2,978,743)	(721,606)	(2,456,260)
Net assets at beginning of period	30,070,029	33,048,772	22,095,877	24,552,137
Net assets at end of period	$ 29,655,992	$ 30,070,029	$ 21,374,271	$ 22,095,877

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (134,400)	$ (166,521)	$ 385,894	$ (26,993)
Realized gains (losses)	3,747,892	5,060,195	4,191,273	3,510,043
Unrealized appreciation (depreciation) during the year	2,861,169	(4,838,483)	1,766,709	(4,038,328)
Net increase (decrease) in net assets from operations	6,474,661	55,191	6,343,876	(555,278)
Contract transactions:
Payments received from contract owners	2,411,050	1,413,065	2,668,230	1,658,600
Transfers between Investment Options (including Guaranteed Interest Account), net	(252)	(445,334)	(287,954)	(614,700)
Transfers for contract benefits and terminations	(3,355,097)	(2,347,367)	(3,366,864)	(1,699,165)
Contract maintenance charges	(1,751,575)	(1,681,202)	(1,717,884)	(1,795,838)
Net increase (decrease) in net assets resulting from contract transactions	(2,695,874)	(3,060,838)	(2,704,472)	(2,451,103)
Total increase (decrease) in net assets	3,778,787	(3,005,647)	3,639,404	(3,006,381)
Net assets at beginning of period	27,268,137	30,273,784	26,141,024	29,147,405
Net assets at end of period	$ 31,046,924	$ 27,268,137	$ 29,780,428	$ 26,141,024

	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 374,856	$ 427,568	$ 163,307	$ 254,511
Realized gains (losses)	3,381,845	2,737,055	2,380,782	3,491,679
Unrealized appreciation (depreciation) during the year	(3,672,687)	(5,614,363)	(3,020,160)	(3,833,028)
Net increase (decrease) in net assets from operations	84,014	(2,449,740)	(476,071)	(86,838)
Contract transactions:
Payments received from contract owners	7,869,637	2,193,244	3,580,156	1,486,209
Transfers between Investment Options (including Guaranteed Interest Account), net	(819,250)	(403,600)	(910,692)	(584,386)
Transfers for contract benefits and terminations	(8,163,173)	(2,822,681)	(4,514,101)	(2,042,618)
Contract maintenance charges	(2,399,868)	(2,509,144)	(1,468,837)	(1,571,531)
Net increase (decrease) in net assets resulting from contract transactions	(3,512,654)	(3,542,181)	(3,313,474)	(2,712,326)
Total increase (decrease) in net assets	(3,428,640)	(5,991,921)	(3,789,545)	(2,799,164)
Net assets at beginning of period	37,307,886	43,299,807	28,144,681	30,943,845
Net assets at end of period	$ 33,879,246	$ 37,307,886	$ 24,355,136	$ 28,144,681

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Wanger International Select		Wanger Select
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 47,516	$ 59,392	$ (22,216)	$ (46,079)
Realized gains (losses)	(305,819)	583,367	2,612,337	2,736,333
Unrealized appreciation (depreciation) during the year	228,685	(755,699)	(1,631,170)	(2,700,859)
Net increase (decrease) in net assets from operations	(29,618)	(112,940)	958,951	(10,605)
Contract transactions:
Payments received from contract owners	148,092	415,680	1,156,709	390,184
Transfers between Investment Options (including Guaranteed Interest Account), net	(6,002,596)	(115,563)	(572,325)	60,638
Transfers for contract benefits and terminations	(89,507)	(499,459)	(1,598,926)	(436,129)
Contract maintenance charges	(162,171)	(451,526)	(483,013)	(502,787)
Net increase (decrease) in net assets resulting from contract transactions	(6,106,182)	(650,868)	(1,497,555)	(488,094)
Total increase (decrease) in net assets	(6,135,800)	(763,808)	(538,604)	(498,699)
Net assets at beginning of period	6,135,800	6,899,608	8,562,947	9,061,646
Net assets at end of period	$ -	$ 6,135,800	$ 8,024,343	$ 8,562,947

	Wanger USA
	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (167,302)	$ (223,629)
Realized gains (losses)	10,673,598	9,019,136
Unrealized appreciation (depreciation) during the year	(5,954,609)	(9,095,363)
Net increase (decrease) in net assets from operations	4,551,687	(299,856)
Contract transactions:
Payments received from contract owners	6,363,949	1,785,062
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,081,902)	(929,259)
Transfers for contract benefits and terminations	(6,967,351)	(3,638,640)
Contract maintenance charges	(2,054,985)	(2,217,798)
Net increase (decrease) in net assets resulting from contract transactions	(3,740,289)	(5,000,635)
Total increase (decrease) in net assets	811,398	(5,300,491)
Net assets at beginning of period	38,303,002	43,603,493
Net assets at end of period	$ 39,114,400	$ 38,303,002
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life Variable Universal Life Account (the “Separate Account”) is a separate account of Phoenix Life Insurance Company (“Phoenix Life”, the Company, “we” or “us”). Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 63 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
Anchor Series Trust Capital Appreciation Portfolio – Class 1
Anchor Series Trust Government and Quality Bond Portfolio – Class 1
Anchor Series Trust Growth and Income Portfolio – Class 1
Anchor Series Trust Growth Portfolio – Class 1
Anchor Series Trust Multi-Asset Portfolio – Class 1
Anchor Series Trust Natural Resources Portfolio – Class 1
Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock - Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Aggressive Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Balanced ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Balanced ETF Asset Allocation Portfolio-Class II)
Morningstar Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II)
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (effective 6/17/2016, liquidated and merged into surviving fund Sentinel Variable Products Small Company Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series-Class A Shares
Virtus Enhanced Core Equity Series-Class A Shares (formerly Virtus Capital Growth & Income Series-Class A Shares)
Virtus International Series-Class A Shares
Virtus Multi-Sector Fixed Income Series-Class A Shares
Virtus Real Estate Securities Series-Class A Shares
Virtus Small-Cap Growth Series-Class A Shares
Virtus Small-Cap Value Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger International Select (liquidated 4/29/2016)
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
Phoenix Life and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against the Phoenix’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: Phoenix Life is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, Phoenix Life does not expect to incur federal income taxes on

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. Phoenix Life will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires Phoenix Life management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
E.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 164,848	$ 869,855
Anchor Series Trust Capital Appreciation Portfolio – Class 1	448,711	252,740
Anchor Series Trust Government and Quality Bond Portfolio – Class 1	7,074	49,822
Anchor Series Trust Growth and Income Portfolio – Class 1	20,342	4,440
Anchor Series Trust Growth Portfolio – Class 1	140,968	153,127
Anchor Series Trust Multi-Asset Portfolio – Class 1	160,450	14,348
Anchor Series Trust Natural Resources Portfolio – Class 1	8,837	54,477
Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1	151,962	65,117
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	1,071,889	968,984
Deutsche Equity 500 Index VIP – Class A	5,605,807	23,636,854
Deutsche Small Cap Index VIP – Class A	391,852	442,303
Federated Fund for U.S. Government Securities II	1,782,014	2,892,805
Federated Government Money Fund II - Service Shares	16,584,412	10,767,576
Federated High Income Bond Fund II – Primary Shares	878,213	1,847,286
Fidelity ® VIP Contrafund® Portfolio – Service Class	4,205,915	6,817,365
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	872,492	2,349,470
Fidelity ® VIP Growth Portfolio – Service Class	1,853,087	2,975,353
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,948,487	1,832,184
Franklin Income VIP Fund – Class 2	704,739	1,076,637
Franklin Mutual Shares VIP Fund – Class 2	2,562,496	3,638,204
Guggenheim VT Long Short Equity Fund	8,856	68,892
Invesco V.I. American Franchise Fund – Series I Shares	846,411	820,240
Invesco V.I. Core Equity Fund – Series I Shares	130,688	165,616
Invesco V.I. Equity and Income Fund – Series II Shares	352,196	434,133
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	214,734	217,497
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	108,340	84,394
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	493,503	802,629
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	908,487	2,059,499
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	605,591	1,034,021
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	424,727	217,020
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,039,247	801,320
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,259,129	582,072
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	497,386	800,807
Neuberger Berman AMT Guardian Portfolio – S Class	769,156	430,787
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	118,313	262,581
Oppenheimer Capital Appreciation Fund/VA – Service Shares	1,025,127	218,992
Oppenheimer Global Fund/VA – Service Shares	550,292	847,167
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	405,325	685,232
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	293,710	445,045
PIMCO Real Return Portfolio – Advisor Class	164,631	897,121
PIMCO Total Return Portfolio – Advisor Class	970,905	1,672,550
Rydex VT Inverse Government Long Bond Strategy Fund	3,997	4,719
Rydex VT Nova Fund	5,956	9,519
Sentinel Variable Products Balanced Fund	347,660	250,991
Sentinel Variable Products Bond Fund	142,883	574,008
Sentinel Variable Products Common Stock Fund	1,091,955	1,051,920
Sentinel Variable Products Mid Cap Fund	215,100	1,669,210
Sentinel Variable Products Small Company Fund	2,037,134	1,447,707
Templeton Developing Markets VIP Fund – Class 2	629,313	1,291,182
Templeton Foreign VIP Fund – Class 2	1,468,101	1,811,830
Templeton Growth VIP Fund – Class 2	959,201	1,549,252
Virtus Capital Growth Series – Class A Shares	5,713,425	12,314,627

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Enhanced Core Equity Series – Class A Shares	$ 10,699,816	$ 6,409,261
Virtus International Series – Class A Shares	8,746,320	7,180,760
Virtus Multi-Sector Fixed Income Series – Class A Shares	2,270,719	4,018,353
Virtus Real Estate Securities Series – Class A Shares	4,822,216	3,264,603
Virtus Small-Cap Growth Series – Class A Shares	3,876,233	4,104,270
Virtus Small-Cap Value Series – Class A Shares	5,077,562	4,044,346
Virtus Strategic Allocation Series – Class A Shares	5,350,184	4,752,885
Wanger International	3,586,923	4,601,263
Wanger International Select	1,529,426	7,352,493
Wanger Select	2,959,776	1,962,058
Wanger USA	11,251,407	5,176,856
	$ 123,536,656	$ 149,098,675

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	1,225,911	(1,653,085)	(427,174)	923,760	(1,263,362)	(339,602)
Anchor Series Trust Capital Appreciation Portfolio – Class 1	325	(1,037)	(712)	108	(5,404)	(5,296)
Anchor Series Trust Government and Quality Bond Portfolio – Class 1	-	(775)	(775)	554	(1,534)	(980)
Anchor Series Trust Growth and Income Portfolio – Class 1	27	(50)	(23)	195	(406)	(211)
Anchor Series Trust Growth Portfolio – Class 1	7	(897)	(890)	171	(247)	(76)
Anchor Series Trust Multi-Asset Portfolio – Class 1	25	(140)	(115)	-	(2,907)	(2,907)
Anchor Series Trust Natural Resources Portfolio – Class 1	18	(891)	(873)	102	(439)	(337)
Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1	46	(869)	(823)	270	(1,079)	(809)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	764,439	(794,829)	(30,390)	482,745	(370,214)	112,531
Deutsche Equity 500 Index VIP – Class A	4,056,269	(12,485,947)	(8,429,678)	3,517,719	(4,394,418)	(876,699)
Deutsche Small Cap Index VIP – Class A	317,113	(425,346)	(108,233)	306,135	(363,179)	(57,044)
Federated Fund for U.S. Government Securities II	2,948,700	(3,757,468)	(808,768)	2,602,094	(3,122,011)	(519,917)
Federated Government Money Fund II - Service Shares	26,887,077	(20,820,021)	6,067,056	16,068,288	(16,790,786)	(722,498)
Federated High Income Bond Fund II – Primary Shares	954,746	(1,538,615)	(583,869)	858,588	(1,271,448)	(412,860)
Fidelity ® VIP Contrafund® Portfolio – Service Class	4,532,358	(6,906,739)	(2,374,381)	3,206,986	(5,237,325)	(2,030,339)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	1,482,878	(2,507,620)	(1,024,742)	1,190,301	(2,284,204)	(1,093,903)
Fidelity ® VIP Growth Portfolio – Service Class	2,798,780	(4,519,541)	(1,720,761)	2,931,942	(2,672,328)	259,614
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	1,887,411	(1,936,359)	(48,948)	962,509	(1,024,243)	(61,734)
Franklin Income VIP Fund – Class 2	768,908	(1,134,251)	(365,343)	686,700	(1,410,497)	(723,797)
Franklin Mutual Shares VIP Fund – Class 2	1,724,487	(2,742,203)	(1,017,716)	1,244,042	(1,926,067)	(682,025)
Guggenheim VT Long Short Equity Fund	22,761	(56,257)	(33,496)	22,642	(33,378)	(10,736)
Invesco V.I. American Franchise Fund – Series I Shares	734,668	(1,010,019)	(275,351)	569,910	(788,157)	(218,247)
Invesco V.I. Core Equity Fund – Series I Shares	149,120	(221,036)	(71,916)	99,320	(240,043)	(140,723)
Invesco V.I. Equity and Income Fund – Series II Shares	293,247	(381,607)	(88,360)	497,524	(419,510)	78,014
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	215,126	(286,784)	(71,658)	144,442	(266,854)	(122,412)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	70,198	(78,269)	(8,071)	64,480	(213,794)	(149,314)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	615,782	(856,897)	(241,115)	507,647	(629,110)	(121,463)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,547,991	(2,449,221)	(901,230)	1,607,505	(2,072,524)	(465,019)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	930,448	(1,362,943)	(432,495)	736,672	(904,596)	(167,924)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	427,431	(389,572)	37,859	448,132	(302,093)	146,039
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,631,827	(1,768,654)	(136,827)	2,453,095	(2,249,939)	203,156
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,100,985	(844,009)	256,976	1,112,546	(1,516,783)	(404,237)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	976,145	(1,436,723)	(460,578)	771,455	(1,104,833)	(333,378)
Neuberger Berman AMT Guardian Portfolio – S Class	365,105	(480,870)	(115,765)	289,386	(547,757)	(258,371)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	202,011	(376,673)	(174,662)	566,502	(76,891)	489,611
Oppenheimer Capital Appreciation Fund/VA – Service Shares	768,453	(325,616)	442,837	181,209	(229,128)	(47,919)
Oppenheimer Global Fund/VA – Service Shares	500,943	(798,864)	(297,921)	454,817	(472,573)	(17,756)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	471,848	(701,931)	(230,083)	505,852	(750,465)	(244,613)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	1,159,834	(1,441,936)	(282,102)	1,537,705	(1,377,405)	160,300
PIMCO Real Return Portfolio – Advisor Class	458,297	(973,433)	(515,136)	480,603	(802,551)	(321,948)
PIMCO Total Return Portfolio – Advisor Class	1,570,151	(2,084,844)	(514,693)	2,041,005	(2,107,347)	(66,342)
Rydex VT Inverse Government Long Bond Strategy Fund	30,854	(32,402)	(1,548)	28,031	(43,261)	(15,230)
Rydex VT Nova Fund	10,308	(11,208)	(900)	3,005	(13,041)	(10,036)
Sentinel Variable Products Balanced Fund	362,871	(317,624)	45,247	183,956	(116,967)	66,989
Sentinel Variable Products Bond Fund	346,221	(669,935)	(323,714)	294,575	(903,633)	(609,058)
Sentinel Variable Products Common Stock Fund	1,066,795	(1,370,409)	(303,614)	857,384	(1,295,448)	(438,064)
Sentinel Variable Products Mid Cap Fund	137,778	(1,227,437)	(1,089,659)	176,234	(214,192)	(37,958)
Sentinel Variable Products Small Company Fund	1,251,899	(1,008,845)	243,054	319,523	(416,441)	(96,918)
Templeton Developing Markets VIP Fund – Class 2	441,929	(706,334)	(264,405)	431,839	(541,267)	(109,428)
Templeton Foreign VIP Fund – Class 2	1,789,861	(2,173,731)	(383,870)	1,265,468	(2,006,328)	(740,860)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Growth VIP Fund – Class 2	1,231,271	(1,724,167)	(492,896)	830,910	(1,070,888)	(239,978)
Virtus Capital Growth Series – Class A Shares	4,527,513	(6,018,479)	(1,490,966)	3,141,521	(5,044,423)	(1,902,902)
Virtus Enhanced Core Equity Series – Class A Shares	5,832,885	(8,374,994)	(2,542,109)	5,101,503	(7,786,345)	(2,684,842)
Virtus International Series – Class A Shares	2,796,607	(4,327,965)	(1,531,358)	1,813,483	(2,546,015)	(732,532)
Virtus Multi-Sector Fixed Income Series – Class A Shares	1,474,253	(2,054,961)	(580,708)	1,191,622	(1,658,231)	(466,609)
Virtus Real Estate Securities Series – Class A Shares	636,533	(897,350)	(260,817)	569,314	(944,948)	(375,634)
Virtus Small-Cap Growth Series – Class A Shares	1,914,440	(2,664,425)	(749,985)	2,132,825	(3,063,520)	(930,695)
Virtus Small-Cap Value Series – Class A Shares	2,170,370	(3,008,276)	(837,906)	1,661,031	(2,481,815)	(820,784)
Virtus Strategic Allocation Series – Class A Shares	1,696,768	(2,314,285)	(617,517)	655,190	(1,178,284)	(523,094)
Wanger International	1,262,945	(1,918,882)	(655,937)	1,147,666	(1,678,070)	(530,404)
Wanger International Select	580,202	(2,426,287)	(1,846,085)	604,516	(807,908)	(203,392)
Wanger Select	556,850	(932,665)	(375,815)	437,181	(550,838)	(113,657)
Wanger USA	2,075,754	(2,861,518)	(785,764)	1,413,988	(2,432,191)	(1,018,203)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2016, 2015, 2014, 2013, and 2012 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2016	3,208	1.76	to	2.79	5,996	0.18%	-	to	0.80%	(0.30%)	to	0.50%
2015	3,635	1.77	to	2.78	6,745	0.08%	-	to	0.80%	5.34%	to	6.19%
2014	3,975	1.68	to	2.61	6,953	0.09%	-	to	0.80%	12.84%	to	13.75%
2013 ‡	4,645	1.49	to	2.30	7,219	0.36%	-	to	0.80%	34.11%	to	35.19%
2012	5,124	1.11	to	1.70	5,926	0.99%	-	to	0.80%	17.35%	to	18.30%
Anchor Series Trust Capital Appreciation Portfolio – Class 1
2016	12	246.21	to	259.51	2,982	-	0.45%	to	0.60%	1.37%	to	1.53%
2015	13	242.51	to	256.00	3,110	-	0.45%	to	0.60%	8.08%†	to	8.24%†
2014	18	236.86	to	224.05	4,060	-	0.45%	to	0.60%	14.55%	to	14.72%
2013	19	206.78	to	195.29	3,759	-	0.45%	to	0.60%	35.00%	to	35.21%
2012	19	153.17	to	144.44	2,810	-	0.45%	to	0.60%	23.15%	to	23.34%
Anchor Series Trust Government and Quality Bond Portfolio – Class 1
2016	5	41.95	to	61.81	332	1.37%	0.45%	to	0.60%	0.86%	to	1.01%
2015	6	41.59	to	61.19	375	1.41%	0.45%	to	0.60%	(0.06%)	to	0.09%
2014	7	41.62	to	61.13	435	1.72%	0.45%	to	0.60%	4.53%	to	4.69%
2013	9	39.81	to	58.39	540	2.43%	0.45%	to	0.60%	(2.68%)	to	(2.53%)
2012	11	40.91	to	59.91	664	2.31%	0.45%	to	0.60%	3.17%	to	3.33%
Anchor Series Trust Growth and Income Portfolio – Class 1
2016	5	74.33	to	75.65	373	0.80%	0.45%	to	0.60%	6.45%	to	6.61%
2015	5	69.72	to	71.06	352	0.46%	0.45%	to	0.60%	4.23%†	to	4.38%†
2014	5	68.18	to	66.79	351	0.48%	0.45%	to	0.60%	12.79%	to	12.96%
2013	5	60.45	to	59.13	317	0.27%	0.45%	to	0.60%	31.65%	to	31.85%
2012	6	45.92	to	44.84	249	-	0.45%	to	0.60%	12.86%	to	13.03%
Anchor Series Trust Growth Portfolio – Class 1
2016	11	112.39	to	172.02	1,816	1.03%	0.45%	to	0.60%	6.76%	to	6.92%
2015	12	105.28	to	160.89	1,842	0.63%	0.45%	to	0.60%	(0.45%)	to	(0.30%)
2014	12	105.75	to	161.37	1,860	0.57%	0.45%	to	0.60%	6.80%	to	6.97%
2013	12	99.01	to	150.86	1,826	0.80%	0.45%	to	0.60%	34.36%	to	34.57%
2012	13	73.69	to	112.11	1,452	0.55%	0.45%	to	0.60%	13.28%	to	13.45%
Anchor Series Trust Multi-Asset Portfolio – Class 1
2016	20	62.95	to	63.66	1,303	3.36%	0.45%	to	0.60%	5.90%	to	6.06%
2015	21	59.45	to	60.02	1,235	0.81%	0.45%	to	0.60%	(5.06%)	to	(4.92%)
2014	23	62.62	to	63.13	1,483	0.96%	0.45%	to	0.60%	8.97%	to	9.13%
2013	25	57.85	to	57.46	1,428	1.04%	0.45%	to	0.60%	17.07%†	to	17.24%†
2012	38	49.09	to	49.34	1,874	0.87%	0.45%	to	0.60%	8.75%	to	8.91%
Anchor Series Trust Natural Resources Portfolio – Class 1
2016	3	75.02	to	79.90	205	4.24%	0.45%	to	0.60%	29.18%	to	29.38%
2015	3	58.08	to	61.76	213	1.54%	0.45%	to	0.60%	(21.87%)	to	(21.75%)
2014	4	74.33	to	78.92	297	1.08%	0.45%	to	0.60%	(19.02%)	to	(18.90%)
2013	4	91.79	to	97.31	377	0.92%	0.45%	to	0.60%	5.16%	to	5.32%
2012	6	87.28	to	92.39	589	1.07%	0.45%	to	0.60%	2.90%	to	3.06%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1
2016	22	73.66	to	76.34	1,650	1.87%	0.45%	to	0.60%	1.16%	to	1.31%
2015	23	72.70	to	75.46	1,689	3.02%	0.45%	to	0.60%	0.60%†	to	0.75%†
2014	24	75.01	to	72.16	1,735	0.39%	0.45%	to	0.60%	4.40%	to	4.56%
2013	26	69.01	to	71.85	1,785	2.34%	0.45%	to	0.60%	18.91%†	to	19.09%†
2012	27	60.42	to	57.95	1,556	2.46%	0.45%	to	0.60%	14.33%	to	14.51%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2016 ‡	1,618	2.20	to	2.36	3,629	0.48%	-	to	0.80%	19.31%	to	20.27%
2015	1,649	1.84	to	1.96	3,081	0.09%	-	to	0.80%	(3.46%)	to	(2.68%)
2014	1,536	1.91	to	2.02	2,962	1.16%	-	to	0.80%	8.38%	to	9.25%
2013 ‡	1,283	1.76	to	1.84	2,274	1.05%	-	to	0.80%	31.76%	to	32.82%
2012	912	1.34	to	1.39	1,227	0.95%	-	to	0.80%	16.36%	to	17.30%
Deutsche Equity 500 Index VIP – Class A
2016 ‡	11,420	2.40	to	2.71	28,482	1.69%	-	to	0.80%	10.72%	to	11.61%
2015	19,849	2.17	to	2.43	45,891	1.64%	-	to	0.80%	0.32%	to	1.13%
2014	20,726	2.16	to	2.40	47,389	1.83%	-	to	0.80%	12.48%	to	13.39%
2013 ‡	20,520	1.92	to	2.12	41,616	1.77%	-	to	0.80%	30.87%	to	31.93%
2012 ‡	21,674	1.47	to	1.60	33,376	1.76%	-	to	0.80%	14.77%	to	15.70%
Deutsche Small Cap Index VIP – Class A
2016	873	2.06	to	2.21	1,830	1.00%	-	to	0.80%	20.06%	to	21.03%
2015	981	1.71	to	1.82	1,699	1.07%	-	to	0.80%	(5.36%)	to	(4.60%)
2014	1,038	1.81	to	1.91	1,891	0.85%	-	to	0.80%	3.90%	to	4.74%
2013 ‡	653	1.74	to	1.83	1,148	1.47%	-	to	0.80%	37.53%	to	38.64%
2012	332	1.27	to	1.32	424	0.94%	-	to	0.80%	15.32%	to	16.25%
Federated Fund for U.S. Government Securities II
2016	8,535	1.78	to	1.89	15,545	2.56%	-	to	0.80%	0.80%	to	1.61%
2015 ‡	9,344	1.77	to	1.86	16,790	2.75%	-	to	0.80%	(0.29%)	to	0.52%
2014	9,864	1.77	to	1.85	17,680	2.99%	-	to	0.80%	3.78%	to	4.62%
2013	10,122	1.71	to	1.77	17,445	3.42%	-	to	0.80%	(2.83%)	to	(2.05%)
2012 ‡	12,216	1.76	to	1.80	21,631	3.94%	-	to	0.80%	2.15%	to	2.98%
Federated Government Money Fund II - Service Shares
2016 ‡	31,462	0.95	to	1.00	30,429	0.00%*	-	to	0.80%	(0.80%)	to	-
2015 ‡	25,395	0.95	to	1.00	24,612	0.00%*	-	to	0.80%	(0.80%)	to	0.00%*
2014	26,117	0.96	to	1.00	25,310	-	-	to	0.80%	(0.80%)	to	-
2013 ‡	30,973	0.97	to	1.00	30,128	-	-	to	0.80%	(0.79%)	to	-
2012	35,088	0.98	to	1.00	34,355	0.00%*	-	to	0.80%	(0.80%)	to	0.00%*
Federated High Income Bond Fund II – Primary Shares
2016 ‡	2,327	2.48	to	3.08	5,993	6.42%	-	to	0.80%	13.90%	to	14.82%
2015	2,911	2.18	to	2.68	6,533	5.73%	-	to	0.80%	(3.35%)	to	(2.57%)
2014	3,324	2.26	to	2.76	7,671	5.79%	-	to	0.80%	1.87%	to	2.69%
2013 ‡	3,450	2.22	to	2.68	7,804	7.11%	-	to	0.80%	6.13%	to	6.99%
2012 ‡	4,125	2.09	to	2.51	8,777	7.31%	-	to	0.80%	13.78%	to	14.70%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2016	13,394	2.40	to	3.30	33,626	0.68%	-	to	0.80%	7.05%	to	7.91%
2015	15,769	2.24	to	3.06	36,795	0.91%	-	to	0.80%	(0.25%)	to	0.56%
2014	17,799	2.25	to	3.05	41,384	0.82%	-	to	0.80%	10.92%	to	11.82%
2013	20,497	2.02	to	2.72	42,651	0.96%	-	to	0.80%	30.10%	to	31.14%
2012 ‡	22,968	1.56	to	2.08	36,623	1.20%	-	to	0.80%	15.38%	to	16.31%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2016 ‡	5,188	1.59	to	2.35	8,439	0.23%	-	to	0.80%	(0.55%)	to	(0.25%)
2015	6,212	1.59	to	2.34	10,152	0.06%	-	to	0.80%	4.64%	to	5.48%
2014	7,306	1.52	to	2.22	11,375	0.11%	-	to	0.80%	11.21%	to	12.10%
2013	7,695	1.37	to	1.98	10,764	0.20%	-	to	0.80%	36.68%	to	37.78%
2012 ‡	7,784	1.00	to	1.44	7,970	0.27%	-	to	0.80%	18.51%	to	19.46%
Fidelity ® VIP Growth Portfolio – Service Class
2016	6,990	1.30	to	1.72	9,561	-	-	to	0.80%	(0.09%)	to	0.71%
2015	8,711	1.30	to	1.71	11,790	0.16%	-	to	0.80%	6.20%	to	7.05%
2014	8,451	1.23	to	1.59	10,741	0.09%	-	to	0.80%	10.30%	to	11.19%
2013	8,864	1.11	to	1.43	10,249	0.19%	-	to	0.80%	35.11%	to	36.20%
2012 ‡	9,945	0.82	to	1.05	8,473	0.46%	-	to	0.80%	13.63%	to	14.55%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2016	5,581	1.42	to	1.54	8,285	2.25%	-	to	0.80%	3.79%	to	4.63%
2015 ‡	5,630	1.37	to	1.47	7,977	2.50%	-	to	0.80%	(1.50%)	to	(0.71%)
2014	5,692	1.39	to	1.48	8,138	2.46%	-	to	0.80%	4.91%	to	5.75%
2013 ‡	4,917	1.32	to	1.40	6,691	2.28%	-	to	0.80%	(2.67%)	to	(1.89%)
2012 ‡	5,188	1.36	to	1.43	7,224	3.46%	-	to	0.80%	4.92%	to	5.77%
Franklin Income VIP Fund – Class 2
2016	2,475	1.67	to	1.82	4,198	4.99%	-	to	0.80%	13.11%	to	14.02%
2015	2,841	1.48	to	1.60	4,234	4.77%	-	to	0.80%	(7.80%)	to	(7.05%)
2014	3,565	1.60	to	1.72	5,738	4.89%	-	to	0.80%	3.78%	to	4.62%
2013 ‡	3,350	1.54	to	1.64	5,183	6.30%	-	to	0.80%	13.03%	to	13.94%
2012 ‡	3,513	1.37	to	1.44	4,810	6.58%	-	to	0.80%	11.75%	to	12.65%
Franklin Mutual Shares VIP Fund – Class 2
2016 ‡	5,649	2.88	to	2.58	16,309	2.00%	-	to	0.80%	15.13%	to	16.06%
2015	6,667	2.50	to	2.23	16,627	3.09%	-	to	0.80%	(5.70%)	to	(4.94%)
2014 ‡	7,349	2.65	to	2.34	19,354	1.98%	-	to	0.80%	6.26%	to	7.12%
2013 ‡	8,067	2.50	to	2.18	19,958	2.07%	-	to	0.80%	27.24%	to	28.26%
2012 ‡	9,232	1.96	to	1.70	17,889	2.02%	-	to	0.80%	13.33%	to	14.24%
Guggenheim VT Long Short Equity Fund
2016 ‡	113	1.81	to	2.01	207	-	-	to	0.80%	(0.15%)	to	0.65%
2015	147	1.81	to	2.00	268	-	-	to	0.80%	0.45%	to	1.26%
2014 ‡	158	1.80	to	1.98	285	-	-	to	0.80%	1.97%	to	2.79%
2013	317	1.77	to	1.92	561	0.00%*	-	to	0.80%	16.52%	to	17.46%
2012 ‡	332	1.52	to	1.64	504	-	-	to	0.80%	3.59%	to	4.43%
Invesco V.I. American Franchise Fund – Series I Shares
2016	3,291	1.55	to	1.61	5,152	-	-	to	0.80%	1.45%	to	2.27%
2015	3,566	1.53	to	1.57	5,480	-	-	to	0.80%	4.17%	to	5.01%
2014	3,784	1.46	to	1.50	5,566	0.04%	-	to	0.80%	7.57%	to	8.44%
2013	4,000	1.36	to	1.38	5,457	0.44%	-	to	0.80%	39.02%	to	40.14%
2012 ‡, 4	4,463	0.98	to	0.98	4,373	-	-	to	0.80%	(3.03%)	to	(2.50%)
Invesco V.I. Core Equity Fund – Series I Shares
2016	657	1.76	to	1.92	1,184	0.76%	-	to	0.80%	9.38%	to	10.26%
2015	729	1.61	to	1.74	1,193	1.11%	-	to	0.80%	(6.52%)	to	(5.77%)
2014	870	1.73	to	1.85	1,516	0.75%	-	to	0.80%	7.28%	to	8.15%
2013	1,160	1.61	to	1.71	1,880	1.38%	-	to	0.80%	28.21%	to	29.25%
2012	1,320	1.25	to	1.32	1,665	0.97%	-	to	0.80%	12.97%	to	13.88%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. Equity and Income Fund – Series II Shares
2016	986	1.83	to	2.00	1,846	1.58%	-	to	0.80%	13.92%	to	14.83%
2015	1,075	1.61	to	1.74	1,761	2.44%	-	to	0.80%	(3.36%)	to	(2.59%)
2014	997	1.67	to	1.79	1,681	1.70%	-	to	0.80%	7.90%	to	8.77%
2013 ‡	874	1.54	to	1.64	1,360	1.50%	-	to	0.80%	23.89%	to	24.88%
2012	830	1.25	to	1.32	1,040	1.80%	-	to	0.80%	11.49%	to	12.39%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2016 ‡	1,018	1.96	to	2.16	2,026	0.08%	-	to	0.80%	12.53%	to	13.43%
2015	1,090	1.74	to	1.90	1,917	0.34%	-	to	0.80%	(4.80%)	to	(4.03%)
2014	1,212	1.83	to	1.98	2,234	0.04%	-	to	0.80%	3.60%	to	4.43%
2013 ‡	1,338	1.76	to	1.90	2,376	0.71%	-	to	0.80%	27.78%	to	28.81%
2012	1,540	1.38	to	1.47	2,136	0.06%	-	to	0.80%	10.06%	to	10.95%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2016 ‡	382	2.21	to	2.42	855	-	-	to	0.80%	14.86%	to	15.78%
2015	390	1.92	to	2.09	759	-	-	to	0.80%	(3.16%)	to	(2.38%)
2014	539	1.98	to	2.15	1,080	-	-	to	0.80%	10.14%	to	11.03%
2013 ‡	896	1.80	to	1.93	1,621	-	-	to	0.80%	34.00%	to	35.08%
2012	960	1.34	to	1.43	1,293	-	-	to	0.80%	9.49%	to	10.38%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2016	1,694	1.98	to	2.18	3,434	4.40%	-	to	0.80%	11.24%	to	12.13%
2015 ‡	1,935	1.78	to	1.94	3,500	3.94%	-	to	0.80%	(2.32%)	to	(1.53%)
2014 ‡	2,056	1.83	to	1.97	3,790	4.55%	-	to	0.80%	3.51%	to	4.35%
2013 ‡	2,248	1.76	to	1.89	3,991	4.56%	-	to	0.80%	7.31%	to	8.17%
2012 ‡	2,757	1.64	to	1.75	4,559	5.58%	-	to	0.80%	11.63%	to	12.53%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2016	6,891	1.82	to	2.00	12,762	1.49%	-	to	0.80%	16.18%	to	17.11%
2015	7,792	1.56	to	1.71	12,357	1.21%	-	to	0.80%	(3.64%)	to	(2.86%)
2014 ‡	8,257	1.62	to	1.76	13,536	0.69%	-	to	0.80%	6.79%	to	7.65%
2013	9,083	1.52	to	1.63	13,904	0.57%	-	to	0.80%	34.81%	to	35.90%
2012 ‡	9,797	1.13	to	1.20	11,105	0.94%	-	to	0.80%	11.19%	to	12.09%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2016 ‡	2,834	1.93	to	2.12	5,598	0.50%	-	to	0.80%	15.47%	to	16.39%
2015	3,267	1.67	to	1.83	5,561	0.57%	-	to	0.80%	(4.56%)	to	(3.79%)
2014	3,434	1.75	to	1.90	6,098	0.44%	-	to	0.80%	10.64%	to	11.53%
2013 ‡	3,788	1.59	to	1.70	6,061	0.44%	-	to	0.80%	29.28%	to	30.32%
2012 ‡	4,562	1.23	to	1.26	5,661	0.64%	-	to	0.80%	13.63%	to	14.55%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2016	1,866	1.44	to	1.52	2,739	1.29%	-	to	0.80%	10.32%	to	11.21%
2015	1,828	1.31	to	1.36	2,421	1.22%	-	to	0.80%	(3.61%)	to	(2.83%)
2014 ‡	1,682	1.36	to	1.40	2,298	0.99%	-	to	0.80%	3.64%	to	4.47%
2013	1,931	1.31	to	1.34	2,537	1.13%	-	to	0.80%	17.17%	to	18.12%
2012	1,908	1.12	to	1.14	2,136	1.05%	-	to	0.80%	13.28%	to	14.20%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2016	4,836	1.33	to	1.40	6,532	1.73%	-	to	0.80%	7.61%	to	8.48%
2015	4,973	1.24	to	1.29	6,211	1.49%	-	to	0.80%	(3.00%)	to	(2.22%)
2014 ‡	4,770	1.27	to	1.32	6,097	1.18%	-	to	0.80%	3.67%	to	4.51%
2013	5,027	1.23	to	1.26	6,187	1.27%	-	to	0.80%	10.97%	to	11.86%
2012 ‡	5,396	1.11	to	1.13	5,986	1.53%	-	to	0.80%	9.93%	to	10.81%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2016	4,010	1.41	to	1.48	5,717	1.59%	-	to	0.80%	8.82%	to	9.69%
2015	3,753	1.29	to	1.35	4,898	1.26%	-	to	0.80%	(3.29%)	to	(2.51%)
2014	4,158	1.34	to	1.38	5,589	0.93%	-	to	0.80%	3.74%	to	4.57%
2013 ‡	6,280	1.29	to	1.32	8,119	1.26%	-	to	0.80%	15.61%	to	16.55%
2012	5,996	1.11	to	1.13	6,687	1.17%	-	to	0.80%	12.01%	to	12.91%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2016	3,033	1.22	to	1.28	3,745	1.62%	-	to	0.80%	5.52%	to	6.37%
2015	3,493	1.16	to	1.20	4,062	1.45%	-	to	0.80%	(2.46%)	to	(1.68%)
2014	3,827	1.18	to	1.23	4,544	1.10%	-	to	0.80%	2.48%	to	3.30%
2013 ‡	4,183	1.16	to	1.19	4,841	1.31%	-	to	0.80%	6.47%	to	7.33%
2012	5,357	1.09	to	1.11	5,823	1.52%	-	to	0.80%	7.00%	to	7.87%
Neuberger Berman AMT Guardian Portfolio – S Class
2016 ‡	1,658	1.72	to	1.87	2,883	0.39%	-	to	0.80%	7.88%	to	8.74%
2015 ‡	1,773	1.59	to	1.72	2,851	0.45%	-	to	0.80%	(5.88%)	to	(5.12%)
2014	2,032	1.69	to	1.81	3,461	0.25%	-	to	0.80%	8.02%	to	8.89%
2013 ‡	2,491	1.57	to	1.67	3,920	0.73%	-	to	0.80%	37.50%	to	38.61%
2012 ‡	2,062	1.14	to	1.20	2,353	0.15%	-	to	0.80%	11.70%	to	12.60%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2016	315	1.00	to	1.01	316	-	-	to	0.80%	3.33%	to	4.16%
2015 ‡, 6	490	0.97	to	0.97	475	-	-	to	0.80%	(3.04%)	to	(2.91%)
2014	-	-	to	-	-	-	-	to	-	-	to	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2016	949	1.54	to	1.68	1,504	0.13%	-	to	0.80%	(3.21%)	to	(2.43%)
2015 ‡	506	1.59	to	1.72	830	-	-	to	0.80%	2.44%	to	3.27%
2014 ‡	554	1.56	to	1.67	880	0.19%	-	to	0.80%	14.21%	to	15.13%
2013	559	1.36	to	1.45	773	0.71%	-	to	0.80%	28.39%	to	29.43%
2012 ‡	829	1.06	to	1.12	887	0.43%	-	to	0.80%	12.89%	to	13.81%
Oppenheimer Global Fund/VA – Service Shares
2016 ‡	1,087	1.49	to	1.62	1,656	0.81%	-	to	0.80%	(0.95%)	to	(0.16%)
2015	1,385	1.51	to	1.63	2,119	1.08%	-	to	0.80%	2.84%	to	3.67%
2014	1,403	1.46	to	1.57	2,074	0.89%	-	to	0.80%	1.24%	to	2.06%
2013 ‡, 5	1,333	1.45	to	1.54	1,939	1.07%	-	to	0.80%	25.97%	to	26.99%
2012 ‡	1,231	1.15	to	1.21	1,419	1.96%	-	to	0.80%	19.98%	to	20.95%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2016	1,841	1.90	to	2.31	3,542	0.25%	-	to	0.80%	16.73%	to	17.67%
2015	2,071	1.62	to	1.97	3,402	0.63%	-	to	0.80%	(6.85%)	to	(6.09%)
2014	2,316	1.74	to	2.09	4,066	0.66%	-	to	0.80%	10.76%	to	11.65%
2013 ‡	2,571	1.57	to	1.88	4,066	0.68%	-	to	0.80%	39.50%	to	40.62%
2012	2,247	1.13	to	1.33	2,547	0.33%	-	to	0.80%	16.73%	to	17.67%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2016	3,179	0.62	to	0.67	1,986	1.01%	-	to	0.80%	13.96%	to	14.87%
2015 ‡	3,461	0.54	to	0.59	1,894	4.49%	-	to	0.80%	(26.26%)	to	(25.66%)
2014	3,301	0.73	to	0.79	2,438	0.26%	-	to	0.80%	(19.27%)	to	(18.62%)
2013 ‡	3,023	0.91	to	0.97	2,758	1.78%	-	to	0.80%	(15.40%)	to	(14.71%)
2012 ‡	3,502	1.08	to	1.14	3,774	2.39%	-	to	0.80%	4.28%	to	5.12%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
PIMCO Real Return Portfolio – Advisor Class
2016 ‡	1,185	1.42	to	1.55	1,724	2.01%	-	to	0.80%	4.25%	to	5.09%
2015 ‡	1,700	1.37	to	1.32	2,380	3.75%	-	to	0.80%	(3.58%)	to	(2.80%)
2014 ‡	2,022	1.42	to	1.52	2,910	1.27%	-	to	0.80%	2.16%	to	2.99%
2013 ‡	2,784	1.39	to	1.47	3,888	1.84%	-	to	0.80%	(10.03%)	to	(9.31%)
2012 ‡	2,688	1.54	to	1.63	4,161	0.93%	-	to	0.80%	7.77%	to	8.64%
PIMCO Total Return Portfolio – Advisor Class
2016 ‡	4,079	1.59	to	1.74	6,652	1.98%	-	to	0.80%	1.76%	to	2.57%
2015	4,594	1.57	to	1.69	7,307	4.84%	-	to	0.80%	(0.45%)	to	0.35%
2014 ‡	4,661	1.57	to	1.69	7,398	2.03%	-	to	0.80%	3.34%	to	4.17%
2013 ‡	6,372	1.52	to	1.62	9,781	2.09%	-	to	0.80%	(2.84%)	to	(2.06%)
2012 ‡	7,204	1.57	to	1.65	11,367	2.49%	-	to	0.80%	8.61%	to	9.49%
Rydex VT Inverse Government Long Bond Strategy Fund
2016 ‡	81	0.33	to	0.36	27	-	-	to	0.80%	(3.72%)	to	(2.94%)
2015 ‡	82	0.34	to	0.38	29	-	-	to	0.80%	(2.01%)	to	(1.22%)
2014	97	0.35	to	0.38	35	-	-	to	0.80%	(25.51%)	to	(24.91%)
2013	110	0.46	to	0.51	53	-	-	to	0.80%	14.34%	to	15.26%
2012	112	0.41	to	0.44	47	-	-	to	0.80%	(6.95%)	to	(6.19%)
Rydex VT Nova Fund
2016	46	2.86	to	2.96	133	-	0.25%	to	0.80%	14.79%	to	15.43%
2015 ‡	47	2.49	to	2.56	118	-	0.25%	to	0.80%	(1.51%)	to	(0.97%)
2014	57	2.53	to	2.78	145	0.07%	-	to	0.80%	17.64%	to	18.59%
2013	84	2.15	to	2.34	181	0.10%	-	to	0.80%	47.80%	to	48.99%
2012 ‡	106	1.46	to	1.57	154	-	-	to	0.80%	21.27%	to	22.25%
Sentinel Variable Products Balanced Fund
2016	512	1.57	to	1.62	817	1.48%	0.25%	to	0.80%	6.56%	to	7.15%
2015	467	1.47	to	1.51	693	1.88%	0.25%	to	0.80%	(0.77%)	to	(0.22%)
2014 ‡	400	1.48	to	1.51	596	1.55%	0.25%	to	0.80%	6.95%	to	7.54%
2013	476	1.39	to	1.46	661	1.60%	-	to	0.80%	17.93%	to	18.88%
2012 ‡	500	1.18	to	1.23	589	2.04%	-	to	0.80%	10.55%	to	11.44%
Sentinel Variable Products Bond Fund
2016	1,095	1.38	to	1.49	1,528	1.97%	-	to	0.80%	0.01%	to	0.81%
2015 ‡	1,418	1.38	to	1.47	1,974	3.01%	-	to	0.80%	(2.08%)	to	(1.29%)
2014 ‡	2,027	1.41	to	1.49	2,876	3.52%	-	to	0.80%	3.18%	to	4.01%
2013 ‡	1,152	1.36	to	1.43	1,578	3.19%	-	to	0.80%	(1.13%)	to	(0.33%)
2012	1,232	1.38	to	1.44	1,704	2.82%	-	to	0.80%	5.68%	to	6.53%
Sentinel Variable Products Common Stock Fund
2016 ‡	3,259	1.80	to	2.04	5,946	1.66%	-	to	0.80%	10.37%	to	11.26%
2015 ‡	3,563	1.63	to	1.83	5,867	2.63%	-	to	0.80%	(0.61%)	to	0.19%
2014	4,001	1.64	to	1.83	6,600	1.67%	-	to	0.80%	9.46%	to	10.34%
2013 ‡	4,420	1.50	to	1.66	6,645	1.54%	-	to	0.80%	30.67%	to	31.73%
2012 ‡	4,929	1.15	to	1.26	5,672	1.83%	-	to	0.80%	14.18%	to	15.10%
Sentinel Variable Products Mid Cap Fund [7]
2016	-	-	to	-	-	0.35%	-	to	0.80%	3.24%	to	3.62%
2015	1,090	1.40	to	1.50	1,550	0.21%	-	to	0.80%	(2.02%)	to	(1.23%)
2014	1,128	1.43	to	1.52	1,631	0.43%	-	to	0.80%	3.79%	to	4.63%
2013 ‡, 5	1,184	1.38	to	1.45	1,638	0.11%	-	to	0.80%	31.26%	to	32.32%
2012 ‡	1,124	1.05	to	1.10	1,183	0.20%	-	to	0.80%	11.44%	to	12.34%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Small Company Fund
2016	1,533	1.95	to	2.31	3,051	0.07%	-	to	0.80%	19.27%	to	20.23%
2015 ‡	1,289	1.64	to	1.92	2,132	-	-	to	0.80%	(2.13%)	to	(1.34%)
2014	1,386	1.67	to	1.95	2,332	0.52%	-	to	0.80%	5.83%	to	6.68%
2013 ‡	1,308	1.58	to	1.83	2,076	0.13%	-	to	0.80%	33.64%	to	34.72%
2012 ‡	1,444	1.18	to	1.36	1,713	0.48%	-	to	0.80%	10.55%	to	11.44%
Templeton Developing Markets VIP Fund – Class 2
2016 ‡	1,283	2.75	to	2.93	3,596	0.83%	-	to	0.80%	16.50%	to	17.44%
2015 ‡	1,548	2.36	to	2.50	3,706	2.08%	-	to	0.80%	(20.25%)	to	(19.60%)
2014 ‡	1,657	2.96	to	3.11	4,950	1.50%	-	to	0.80%	(9.12%)	to	(8.39%)
2013 ‡	1,699	3.26	to	3.39	5,556	1.94%	-	to	0.80%	(1.71%)	to	(0.92%)
2012 ‡	1,759	3.32	to	3.42	5,844	1.39%	-	to	0.80%	12.25%	to	13.16%
Templeton Foreign VIP Fund – Class 2
2016 ‡	4,871	1.71	to	1.78	8,850	1.93%	-	to	0.80%	6.32%	to	7.17%
2015	5,255	1.61	to	1.67	8,906	3.20%	-	to	0.80%	(7.24%)	to	(6.49%)
2014	5,996	1.74	to	1.78	10,918	1.84%	-	to	0.80%	(11.84%)	to	(11.13%)
2013 ‡	6,146	1.97	to	2.00	12,642	2.38%	-	to	0.80%	21.99%	to	22.97%
2012 ‡	6,654	1.62	to	1.63	11,216	3.03%	-	to	0.80%	17.28%	to	18.23%
Templeton Growth VIP Fund – Class 2
2016	3,575	2.37	to	2.01	8,466	2.06%	-	to	0.80%	8.75%	to	9.62%
2015	4,068	2.18	to	1.83	8,800	2.61%	-	to	0.80%	(7.24%)	to	(6.49%)
2014	4,308	2.35	to	1.96	9,997	1.36%	-	to	0.80%	(3.59%)	to	(2.81%)
2013 ‡	4,572	2.44	to	2.01	10,964	2.67%	-	to	0.80%	29.77%	to	30.82%
2012 ‡	5,034	1.88	to	1.54	9,282	2.06%	-	to	0.80%	20.10%	to	21.07%
Virtus Capital Growth Series – Class A Shares
2016	16,930	5.82	to	1.56	96,853	-	-	to	0.80%	(1.66%)	to	(0.86%)
2015	18,421	5.92	to	1.57	106,827	-	-	to	0.80%	8.38%	to	9.26%
2014	20,324	5.46	to	1.44	108,630	0.06%	-	to	0.80%	10.84%	to	11.73%
2013	21,980	4.92	to	1.29	105,694	0.33%	-	to	0.80%	28.40%	to	29.44%
2012 ‡	24,267	3.84	to	0.99	90,601	0.57%	-	to	0.80%	12.85%	to	13.76%
Virtus Enhanced Core Equity Series – Class A Shares
2016	21,002	2.09	to	2.22	46,089	1.29%	-	to	0.80%	8.54%	to	9.41%
2015	23,544	1.93	to	2.03	47,231	0.86%	-	to	0.80%	(9.63%)	to	(8.91%)
2014	26,228	2.13	to	2.23	57,879	0.93%	-	to	0.80%	8.76%	to	9.64%
2013	28,925	1.96	to	2.04	58,422	0.85%	-	to	0.80%	30.75%	to	31.81%
2012 ‡	32,821	1.50	to	1.54	50,568	0.87%	-	to	0.80%	13.85%	to	14.77%
Virtus International Series – Class A Shares
2016 ‡	9,432	3.81	to	1.81	35,078	0.75%	-	to	0.80%	(2.39%)	to	(1.61%)
2015 ‡	10,963	3.90	to	1.84	41,527	2.25%	-	to	0.80%	(11.20%)	to	(10.48%)
2014	11,696	4.40	to	2.06	49,722	3.74%	-	to	0.80%	(4.67%)	to	(3.90%)
2013	12,622	4.61	to	2.14	56,149	2.13%	-	to	0.80%	6.92%	to	7.78%
2012 ‡	14,352	4.31	to	1.99	59,418	2.72%	-	to	0.80%	15.58%	to	16.52%
Virtus Multi-Sector Fixed Income Series – Class A Shares
2016	5,239	5.98	to	2.85	29,656	4.44%	-	to	0.80%	8.42%	to	9.29%
2015	5,820	5.52	to	2.60	30,070	4.15%	-	to	0.80%	(2.05%)	to	(1.26%)
2014	6,286	5.63	to	2.64	33,049	4.78%	-	to	0.80%	1.09%	to	1.90%
2013	7,020	5.57	to	2.59	36,294	5.44%	-	to	0.80%	1.43%	to	2.25%
2012 ‡	8,018	5.49	to	2.53	40,653	6.19%	-	to	0.80%	13.77%	to	14.69%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Real Estate Securities Series – Class A Shares
2016	2,594	8.44	to	6.01	21,374	1.79%	-	to	0.80%	5.97%	to	6.82%
2015	2,855	7.97	to	5.62	22,096	1.36%	-	to	0.80%	1.56%	to	2.38%
2014	3,230	7.84	to	5.49	24,552	1.14%	-	to	0.80%	30.57%	to	31.62%
2013 ‡	3,461	6.01	to	4.17	20,022	1.47%	-	to	0.80%	0.09%	to	0.90%
2012 ‡	3,805	6.00	to	4.14	21,938	0.98%	-	to	0.80%	16.04%	to	16.98%
Virtus Small-Cap Growth Series – Class A Shares
2016	7,191	4.22	to	4.74	31,047	-	-	to	0.80%	24.92%	to	25.92%
2015	7,941	3.38	to	3.77	27,268	-	-	to	0.80%	(0.08%)	to	0.73%
2014	8,872	3.38	to	3.74	30,274	-	-	to	0.80%	4.66%	to	5.50%
2013 ‡	9,947	3.23	to	3.54	32,326	0.28%	-	to	0.80%	39.08%	to	40.20%
2012 ‡	11,360	2.32	to	2.53	26,500	0.19%	-	to	0.80%	10.91%	to	11.81%
Virtus Small-Cap Value Series – Class A Shares
2016 ‡	7,721	3.60	to	3.82	29,780	1.98%	-	to	0.80%	25.53%	to	26.54%
2015 ‡	8,559	2.87	to	3.02	26,141	0.53%	-	to	0.80%	(2.15%)	to	(1.37%)
2014	9,380	2.93	to	3.06	29,147	0.60%	-	to	0.80%	1.02%	to	1.83%
2013 ‡	10,488	2.90	to	3.00	32,172	0.58%	-	to	0.80%	39.64%	to	40.77%
2012 ‡	11,745	2.08	to	2.13	25,755	2.18%	-	to	0.80%	7.27%	to	8.13%
Virtus Strategic Allocation Series – Class A Shares
2016	5,104	6.70	to	2.08	33,879	1.66%	-	to	0.80%	0.02%	to	0.82%
2015	5,722	6.69	to	2.07	37,308	1.70%	-	to	0.80%	(6.14%)	to	(5.38%)
2014	6,245	7.13	to	2.18	43,300	2.13%	-	to	0.80%	6.65%	to	7.51%
2013	6,861	6.69	to	2.03	44,185	1.92%	-	to	0.80%	17.05%	to	17.99%
2012 ‡	7,719	5.71	to	1.72	42,002	2.29%	-	to	0.80%	12.51%	to	13.42%
Wanger International
2016 ‡	4,818	5.10	to	3.07	24,355	1.15%	-	to	0.80%	(2.19%)	to	(1.41%)
2015	5,474	5.21	to	3.12	28,145	1.44%	-	to	0.80%	(0.70%)	to	0.10%
2014	6,004	5.25	to	3.11	30,944	1.44%	-	to	0.80%	(5.17%)	to	(4.40%)
2013 ‡	6,578	5.53	to	3.26	35,584	2.62%	-	to	0.80%	21.39%	to	22.37%
2012 ‡	7,354	4.56	to	2.66	32,678	1.20%	-	to	0.80%	20.59%	to	21.56%
Wanger International Select [8]
2016	-	-	to	-	-	2.88%	-	to	0.80%	(0.67%)	to	(0.41%)
2015 ‡	1,846	3.07	to	2.57	6,136	1.50%	-	to	0.80%	(1.82%)	to	(1.03%)
2014	2,049	3.13	to	2.60	6,900	1.41%	-	to	0.80%	(7.70%)	to	(6.96%)
2013 ‡	2,075	3.39	to	2.80	7,577	5.92%	-	to	0.80%	13.13%	to	14.04%
2012 ‡	2,333	3.00	to	2.45	7,529	1.08%	-	to	0.80%	21.02%	to	22.00%
Wanger Select
2016	1,805	3.93	to	3.89	8,024	0.17%	-	to	0.80%	12.45%	to	13.36%
2015	2,181	3.50	to	3.43	8,563	0.01%	-	to	0.80%	(0.55%)	to	0.25%
2014	2,295	3.52	to	3.42	9,062	-	-	to	0.80%	2.32%	to	3.14%
2013 ‡	2,771	3.44	to	3.32	10,538	0.28%	-	to	0.80%	33.50%	to	34.58%
2012 ‡	3,166	2.57	to	2.46	9,048	0.40%	-	to	0.80%	17.51%	to	18.46%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2016	7,029	5.51	to	4.09	39,114	-	-	to	0.80%	12.78%	to	13.69%
2015	7,815	4.88	to	3.60	38,303	-	-	to	0.80%	(1.40%)	to	(0.61%)
2014 ‡	8,833	4.95	to	3.62	43,603	-	-	to	0.80%	3.95%	to	4.78%
2013 ‡	9,934	4.76	to	3.45	46,982	0.14%	-	to	0.80%	32.68%	to	33.75%
2012 ‡	11,156	3.59	to	2.58	39,563	0.31%	-	to	0.80%	19.05%	to	20.02%

*Amount is less than 0.005%.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
†This represents a prior period number that has been revised due to an error. During the preparation of the 2016 financial statements, Phoenix Life discovered that the total return lowest range was incorrectly placed in the highest range and the highest range was incorrectly place in the lowest range for Anchor Series Trust Capital Appreciation Portfolio – Class 1 year 2015, Anchor Series Trust Growth and Income Portfolio – Class 1 year 2015, Anchor Series Trust Multi-Asset Portfolio – Class 1 year 2013, and Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1 years 2015 and 2013.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 27, 2012 to December 31, 2012.	7On June 17, 2016, the Sentinel Mid Cap Fund merged into the Sentinel Small Company Fund.
[5]From inception February 20, 2013 to December 31, 2013.	8On April 29, 2016, the Wanger International Select was liquidated.
[6]From inception November 2, 2015 to December 31, 2015.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
Phoenix LIfe and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix Life is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Nassau Reinsurance Group Holdings L.P., distributes Phoenix Life’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
Phoenix Life makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix Life for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, Phoenix Life makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by Phoenix Life:

Plan	Admin Charge
Corporate Edge	$10
Estate Edge	$20 (face amounts up to $400,000) $0.05 per $1000 of face amount (face amounts of $400,001 to $1,600,000) $80 (face amounts of greater than $1,600,000)
Estate Strategies	$7.50 plus $0.02 per $1,000 of face amount
Executive Benefit VUL	$10
Flex Edge	$10
Flex Edge Success	$10
ICAP* (Policy years 1-8)	.55% of the daily net asset value of the sub-account on annual basis
ICAP* (Policy years 8+)	.20% of the daily net asset value of the sub-account on annual basis
Individual Edge	$10
Joint Edge	$10
Phoenix Benefit Choice VUL	$7
Phoenix Executive VUL (08XVUL)	$20
Phoenix Executive VUL (V614)	$10
Phoenix Joint Edge VUL	$10
RSVP Variable Life	$5
The Phoenix Edge	$10
The Phoenix Edge SPVL	None
* ICAP maximum is on an annual basis

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Contract Surrender Charge – In accordance with terms of the contracts, Phoenix charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by Phoenix Life:

Plan	Surrender Charge
Corporate Edge	None
Estate Edge	9 year schedule – level for 6 years then decreasing to zero by year 10
Estate Strategies	5 year schedule – decreasing to zero by year 6
Executive Benefit VUL	None
Flex Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Flex Edge Success	10 year schedule – level for 5 years then decreasing to zero by year 11
ICAP	Contingent Deferred Sales Charge - 8 year period, decreasing to zero in year 9
Individual Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Joint Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Executive VUL (08XVUL)	None
Phoenix Executive VUL (V614)	None
Phoenix Joint Edge VUL	10 year schedule
RSVP Variable Life	10 year period, level for 6 years and decreasing to zero by year 11
The Phoenix Edge	None, other than any unpaid policy charges in years 1-10
The Phoenix Edge SPVL	9 years, decreasing %, decreases to 0% in year 10

Cost of Insurance Charge – In accordance with terms of the contracts, Phoenix Life makes monthly deductions for costs of insurance to cover Phoenix Life’s anticipated mortality costs. Because a contract value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge (“M&E” Fees) – The mortality and expense risk charge is typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, Phoenix will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2016 and 2015 were $47,084,442 and $49,199,772, respectively.
B.    Optional Rider and Benefit Charges
Phoenix Life may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2016 was $3,552,854.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Below is a table that summarizes the guaranteed maximum annual equivalent M&E Fees deductions for the various plans offered by Phoenix Life:

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Corporate Edge		0.90%
Estate Edge (Years 1-15)	0.80%
Estate Edge (Years 16+)	0.25%
Estate Strategies	0.40%
Executive Benefit VUL		0.90%
Flex Edge (Years 1-15)	0.80%
Flex Edge (Years 16+)	0.25%
Flex Edge Success (Years 1-15)	0.80%
Flex Edge Success (Years 16+)	0.25%
ICAP+ (rate includes .20% admin)	0.45%
Individual Edge (Year 1-15)	0.80%
Individual Edge (Years 16+)	0.25%
Joint Edge (Years 1 -15)	0.80%
Joint Edge (Years 16+)	0.25%
Phoenix Executive VUL (08XVUL)		0.90%
Phoenix Executive VUL (V614)		0.90%
Phoenix Benefit Choice VUL (Years 1-20)		0.50%
Phoenix Benefit Choice VUL (Years 21+)		0.25%
Phoenix Joint Edge VUL (Years 1-20)		0.50%
Phoenix Joint Edge VUL (Years 21+)		0.25%
RSVP Variable Life	0.60%
The Phoenix Edge	0.50%
The Phoenix Edge - SPVL (Years 1-10)		0.80%
The Phoenix Edge - SPVL (Years 11+)		0.50%
D.    Other Charges
Phoenix Life may deduct other charges depending on the policy terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
Phoenix Life intends that each of the investment options shall comply with the diversification requirements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. On June 20, 2016 Nassau completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the NYDFS. As part of the transaction, Nassau contributed $100 million of new equity capital into Phoenix at closing. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix.
SEC Cease-and-Desist Order
Phoenix and PHL Variable Insurance Company are subject to an SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Phoenix is subject to an additional SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order and Penalties, which was approved by the SEC in July 2016 (the “July 2016 Order”). The July 2016 Order directed Phoenix to cease and desist from committing or causing any violations and any future violations of Sections 13(a), 13(b)(2)(A), and 13(b)(2)(B) of the Exchange Act, and Rules 13a-1 and 13a-13 thereunder. Phoenix remains subject to these obligations. Pursuant to the terms of the July 2016 Order, Phoenix paid a civil monetary penalty to the SEC in the amount of $600,000.
Cases Brought by Policy Investors
Lima LS plc v. the Phoenix Companies, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, James D. Wehr, Philip K. Polkinghorn, and Dona D. Young, Case No. CV-12-01122, in the United States District Court for the District of Connecticut. In this action originally filed August 2, 2012, Plaintiff asserts various causes of actions based on allegations that the individual and corporate defendants promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. The defendants, including the Company, resolved the case through a settlement, and the case was dismissed on February 9, 2017.
Cost of Insurance Cases
Fleisher et al v. Phoenix Life Insurance Company, No. 11-cv-8405 (CM) (filed August 2, 2012), and SPRR et al v. PHL Variable Insurance Company, No. 14-cv-8714 (CM) (filed October 31, 2014), in the United States District Court for the Southern District of New York. Plaintiffs in these coordinated actions brought suit on behalf of themselves and others similarly situated, and asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. As of April 30, 2015, the Company reached an agreement with plaintiffs, memorialized in a formal settlement agreement executed on May 29, 2015, to resolve both litigations as part of a nationwide class settlement (the “Fleisher Settlement”). The court granted preliminary approval of the Fleisher Settlement on June 3, 2015, which provided for notice to be given to class members and for an opt-out period. The opt-out period expired on July 17, 2015, with certain policyholders opting out of the Fleisher Settlement, including policyholders pursuing claims in separate litigation. On September 9, 2015, the court entered an order approving of the Fleisher Settlement and final judgment was entered on December 9, 2015.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Tiger Capital LLC v. PHL Variable Insurance Company, No. 12-cv-2939 (CM) (filed March 14, 2012), in the United States District Court for the Southern District of New York. In this action the plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented in 2011 on certain universal life insurance policies. On June 3, 2015, the parties advised the court of a settlement, which included Tiger Capital, LLC’s participation in the Fleisher Settlement. The case was closed by the court on October 21, 2015.
U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 12-cv-6811 (CM) (originally filed November 16, 2011), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 13-cv-1580 (CM) (filed March 8, 2013), in the United States District Court for the Southern District of New York (collectively “U.S. Bank NY Litigation”). U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, Case No. 3:14-cv-00555-WWE (originally filed April 22, 2014), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company and Phoenix Life Insurance Company, Case No. 3:14-cv-01398-WWE (filed September 23, 2014), in the United States District Court for the District of Connecticut (collectively “U.S. Bank CT Litigation”). In these actions, plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. The U.S. Bank NY Litigation was resolved through a settlement and a joint stipulation of dismissal was filed on September 28, 2015. The U.S. Bank CT Litigation was resolved through a settlement and the cases were dismissed on February 3, 2017.
Cases Brought by Policyholders
Shevlin et al vs. Phoenix Life Insurance Company et al., Case No. 09-cv-06323, in the United States District Court for the District of New Jersey. In this putative class action originally filed in New Jersey state court on October 30, 2009, and removed to federal court plaintiffs brought suit on behalf of themselves and a class of owners of closed block policies established upon the Company’s 2001 demutualization. Plaintiffs are challenging the reduction of dividends on those policies following 2006 and 2009 dividend scale changes. On April 10, 2017, the court ruled on Defendants’ motion to exclude plaintiffs’ expert on damages, which was submitted to the court in September 2016. The Court denied Defendant’s motion to exclude Plaintiff’s expert and granted Defendant’s request to submit alternative model of damages. The Company believes that it has meritorious defenses to the plaintiffs’ claims and intends to defend this matter vigorously. The outcome of this litigation and any potential award of damages are uncertain.
Shareholder Litigation
Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S, in Connecticut Superior Court, Hartford County. On September 28, 2015, Phoenix entered into a definitive merger agreement to be acquired by Nassau Re. On October 26, 2015, this putative class action lawsuit was filed by a purported shareholder of Phoenix challenging the proposed merger transaction. Plaintiff alleges that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholder by agreeing to the proposed merger transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies - Phoenix, Nassau Re and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau Re) - aided and abetted such alleged breaches. The parties entered into a stipulation of settlement dated September 25, 2016 and a motion for preliminary approval was filed and granted by the Court on September 26, 2016. The Court held a final settlement hearing on December 16, 2016 and issued an order approving the settlement on February 23, 2017.
Consent Solicitation Litigation
Roth et al v. The Phoenix Companies, Inc. and U.S. Bank National Association as indenture trustee; No. 650634/2016 (New York Supreme Court, New York County) (filed February 8, 2016). Plaintiff in this action asserts various causes of action related to a January 7, 2016 consent solicitation launched by Phoenix in connection with its 7.45% Quarterly Interest Bonds due 2032 (the “Consent Solicitation”). While Phoenix believes that the lawsuit is without merit, to eliminate the burden, expense and uncertainties inherent in such litigation, and without admitting any liability or wrongdoing, Phoenix agreed, pursuant to the terms of a MOU effective as of February 24, 2016, to make (a) certain revisions to the proposed Fourth Supplemental Indenture

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
(b) certain information available to current and prospective bondholders, and (c) certain supplemental disclosures in connection with the Consent Solicitation. A stipulation of settlement was entered into as of September 24, 2016. The final approval hearing was held on February 2, 2017, and the Court approved the settlement on March 27, 2017, and pursuant to the settlement awarded plaintiff’s counsel fees of $440,000.
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our consolidated financial statements in particular quarterly or annual periods.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On April 29, 2016 the Wanger International Select Fund liquidated.
C.    Name Changes
Effective April 28, 2017, the Virtus Capital Growth Series will be renamed Virtus KAR Capital Growth Series.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series will be renamed Virtus Rampart Enhanced Core Equity Series.
Effective April 28, 2017, the Virtus International Series will be renamed Virtus Duff & Phelps International Series.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series will be renamed Virtus Newfleet Multi-Sector Intermediate Bond Series.
Effective April 28, 2017, the Virtus Real Estate Securities Series will be renamed Virtus Duff & Phelps Real Estate Securities Series.
Effective April 28, 2017, the Virtus Small-Cap Growth Series will be renamed Virtus KAR Small-Cap Growth Series.
Effective April 28, 2017, the Virtus Small-Cap Value Series will be renamed Virtus KAR Small-Cap Value Series.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective October 11, 2016, the Virtus Growth & Income Series-Class A Shares was renamed the Virtus Enhanced Core Equity Series-Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadvisor to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.
Note 11—Subsequent Events
Effective January 1, 2017, the Company entered into new service agreements with its affiliates, related to cost reimbursement for services. The agreements cover a variety of services including, but not limited to, management fees for business services, information technology services, office space, commission paying services and administrative services. The agreements also contain cost allocation and tax allocation provisions.
Effective January 1, 2017, the Company entered into an Investment Management Agreements with an affiliate, Nassau Asset Management LLC. The agreements cover investment and related advisory services.
In February 2017, Phoenix settled certain Cost of Insurance and Policy Investor litigation. Phoenix recorded a charge of $56.0 million in the fourth quarter of 2016 related to these matters.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Policyholders
Phoenix Life Insurance Company:
We have audited the accompanying statements of assets and liabilities of Phoenix Variable Universal Life Account, (comprised of the divisions listed in Note 1) (collectively, “the Separate Accounts”), as of December 31, 2016, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Separate Accounts for the three years or periods ended December 31, 2014, were audited by other auditors whose report thereon dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with transfer agents or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separate Accounts as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
Hartford, Connecticut
April 28, 2017

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4262 © 2016 The Phoenix Companies, Inc.	12-16